UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number

811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

877-6LM-FUND/656-3863

Date of fiscal year end: December 31

Date of reporting period: June 30, 2024

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Western Asset Corporate Bond Fund
Class A [SIGAX]
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Western Asset Corporate Bond Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$44	0.88%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$1,004,637,926
Total Number of Portfolio Holdings*	740
Portfolio Turnover Rate	51%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Corporate Bond Fund	PAGE 1	7234-STSR-0824

Western Asset Corporate Bond Fund
Class C [LWBOX]
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Western Asset Corporate Bond Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$77	1.55%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$1,004,637,926
Total Number of Portfolio Holdings*	740
Portfolio Turnover Rate	51%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Corporate Bond Fund	PAGE 1	7058-STSR-0824

Western Asset Corporate Bond Fund
Class C1 [SBILX]
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Western Asset Corporate Bond Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C1	$69	1.40%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$1,004,637,926
Total Number of Portfolio Holdings*	740
Portfolio Turnover Rate	51%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Corporate Bond Fund	PAGE 1	7242-STSR-0824

Western Asset Corporate Bond Fund
Class I [SIGYX]
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Western Asset Corporate Bond Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class I	$27	0.55%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$1,004,637,926
Total Number of Portfolio Holdings*	740
Portfolio Turnover Rate	51%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Corporate Bond Fund	PAGE 1	7460-STSR-0824

Western Asset Corporate Bond Fund
Class P [LCBPX]
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Western Asset Corporate Bond Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class P	$55	1.10%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$1,004,637,926
Total Number of Portfolio Holdings*	740
Portfolio Turnover Rate	51%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Corporate Bond Fund	PAGE 1	7216-STSR-0824

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Western Asset
Corporate Bond Fund
Financial Statements and Other Important Information
Semi-Annual  | June 30, 2024

franklintempleton.com
Financial Statements and Other Important Information — Semi-Annual

Schedule of Investments (unaudited)
June 30, 2024
 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 83.7%
Communication Services — 5.3%
Diversified Telecommunication Services — 1.9%
AT&T Inc., Senior Notes	6.950%	1/15/28	3,460,000	$3,567,864
AT&T Inc., Senior Notes	4.500%	5/15/35	1,820,000	1,676,750
AT&T Inc., Senior Notes	6.375%	3/1/41	1,063,000	1,123,983
AT&T Inc., Senior Notes	4.800%	6/15/44	208,000	181,435
AT&T Inc., Senior Notes	4.500%	3/9/48	690,000	569,464 (a)
AT&T Inc., Senior Notes	3.500%	9/15/53	216,000	146,743
AT&T Inc., Senior Notes	3.550%	9/15/55	1,793,000	1,209,830
AT&T Inc., Senior Notes	3.800%	12/1/57	1,680,000	1,174,641
AT&T Inc., Senior Notes	3.650%	9/15/59	133,000	89,265
British Telecommunications PLC, Senior Notes	9.625%	12/15/30	255,000	311,457
NTT Finance Corp., Senior Notes	5.136%	7/2/31	4,880,000	4,850,679 (a)(b)
Telefonica Emisiones SA, Senior Notes	4.665%	3/6/38	230,000	203,002
Telefonica Emisiones SA, Senior Notes	5.213%	3/8/47	500,000	441,936
Verizon Communications Inc., Senior Notes	2.550%	3/21/31	678,000	576,207
Verizon Communications Inc., Senior Notes	2.650%	11/20/40	290,000	199,868
Verizon Communications Inc., Senior Notes	3.400%	3/22/41	1,180,000	902,873
Verizon Communications Inc., Senior Notes	2.850%	9/3/41	540,000	378,592
Verizon Communications Inc., Senior Notes	6.550%	9/15/43	230,000	252,634
Verizon Communications Inc., Senior Notes	4.000%	3/22/50	470,000	366,416
Verizon Communications Inc., Senior Notes	2.875%	11/20/50	360,000	226,657
Verizon Communications Inc., Senior Notes	5.500%	2/23/54	520,000	509,406
Verizon Communications Inc., Senior Notes	2.987%	10/30/56	440,000	269,606
Total Diversified Telecommunication Services				19,229,308
Entertainment — 0.2%
Walt Disney Co., Senior Notes	6.200%	12/15/34	70,000	76,087
Walt Disney Co., Senior Notes	6.400%	12/15/35	69,000	75,618
Walt Disney Co., Senior Notes	6.650%	11/15/37	160,000	179,974
Walt Disney Co., Senior Notes	5.400%	10/1/43	390,000	386,189
Warnermedia Holdings Inc., Senior Notes	5.050%	3/15/42	1,310,000	1,066,143
Total Entertainment				1,784,011
Media — 2.5%
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	3.750%	2/15/28	3,179,000	2,955,587
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	2.250%	1/15/29	2,560,000	2,188,858
See Notes to Financial Statements.
Western Asset Corporate Bond Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Media — continued
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	6.550%	6/1/34	4,570,000	$4,574,225
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	3.500%	6/1/41	830,000	557,970
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	3.500%	3/1/42	250,000	166,477
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	3.850%	4/1/61	260,000	151,979
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	3.950%	6/30/62	790,000	468,476
Comcast Corp., Senior Notes	7.050%	3/15/33	880,000	984,740
Comcast Corp., Senior Notes	4.200%	8/15/34	100,000	91,698
Comcast Corp., Senior Notes	6.500%	11/15/35	205,000	223,916
Comcast Corp., Senior Notes	3.969%	11/1/47	200,000	156,107
Comcast Corp., Senior Notes	2.887%	11/1/51	7,000	4,371
Comcast Corp., Senior Notes	2.937%	11/1/56	2,113,000	1,275,680
Comcast Corp., Senior Notes	4.950%	10/15/58	800,000	719,555
DISH DBS Corp., Senior Notes	5.875%	11/15/24	600,000	570,230
Fox Corp., Senior Notes	6.500%	10/13/33	1,380,000	1,446,167
Fox Corp., Senior Notes	5.476%	1/25/39	880,000	839,541
Historic TW Inc., Senior Notes	8.300%	1/15/36	1,990,000	2,069,254
NBCUniversal Media LLC, Senior Notes	4.450%	1/15/43	62,000	53,527
Time Warner Cable Enterprises LLC, Senior Secured Notes	8.375%	7/15/33	1,438,000	1,589,618
Time Warner Cable LLC, Senior Secured Notes	6.550%	5/1/37	610,000	578,066
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	1,030,000	1,043,125
Time Warner Cable LLC, Senior Secured Notes	6.750%	6/15/39	2,130,000	2,061,963
Total Media				24,771,130
Wireless Telecommunication Services — 0.7%
Rogers Communications Inc., Senior Notes	5.000%	2/15/29	3,040,000	3,003,142
T-Mobile USA Inc., Senior Notes	2.550%	2/15/31	1,460,000	1,239,735
T-Mobile USA Inc., Senior Notes	2.250%	11/15/31	760,000	621,390
T-Mobile USA Inc., Senior Notes	4.375%	4/15/40	150,000	130,054
T-Mobile USA Inc., Senior Notes	3.000%	2/15/41	1,500,000	1,073,963
See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2024 Semi-Annual Report

 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Wireless Telecommunication Services — continued
T-Mobile USA Inc., Senior Notes	3.300%	2/15/51	1,000,000	$675,685
Vodafone Group PLC, Senior Notes	6.150%	2/27/37	370,000	393,205
Total Wireless Telecommunication Services				7,137,174

Total Communication Services				52,921,623
Consumer Discretionary — 9.2%
Automobile Components — 0.8%
ZF North America Capital Inc., Senior Notes	4.750%	4/29/25	6,370,000	6,294,370 (a)
ZF North America Capital Inc., Senior Notes	6.750%	4/23/30	1,430,000	1,457,715 (a)
Total Automobile Components				7,752,085
Automobiles — 2.7%
Ford Holdings LLC, Senior Notes	9.300%	3/1/30	300,000	342,543
Ford Motor Co., Senior Notes	3.250%	2/12/32	540,000	446,552
Ford Motor Co., Senior Notes	4.750%	1/15/43	420,000	339,934
Ford Motor Credit Co. LLC, Senior Notes	6.950%	3/6/26	990,000	1,006,466
Ford Motor Credit Co. LLC, Senior Notes	2.700%	8/10/26	1,150,000	1,080,490
Ford Motor Credit Co. LLC, Senior Notes	4.950%	5/28/27	3,010,000	2,939,555
Ford Motor Credit Co. LLC, Senior Notes	4.125%	8/17/27	420,000	399,259
Ford Motor Credit Co. LLC, Senior Notes	3.625%	6/17/31	780,000	672,844
Ford Motor Credit Co. LLC, Senior Notes	7.122%	11/7/33	2,050,000	2,167,429
General Motors Co., Senior Notes	6.125%	10/1/25	1,450,000	1,458,071
General Motors Co., Senior Notes	5.600%	10/15/32	1,398,000	1,399,081
General Motors Co., Senior Notes	6.600%	4/1/36	560,000	586,298
General Motors Co., Senior Notes	6.750%	4/1/46	770,000	804,775
General Motors Co., Senior Notes	5.950%	4/1/49	190,000	184,535
Hyundai Capital America, Senior Notes	5.400%	1/8/31	1,710,000	1,699,326 (a)
Hyundai Capital America, Senior Notes	5.400%	6/24/31	1,480,000	1,468,066 (a)
Nissan Motor Acceptance Co. LLC, Senior Notes	2.000%	3/9/26	510,000	477,632 (a)
Nissan Motor Acceptance Co. LLC, Senior Notes	1.850%	9/16/26	370,000	338,883 (a)
Nissan Motor Acceptance Co. LLC, Senior Notes	2.750%	3/9/28	240,000	214,075 (a)
Nissan Motor Co. Ltd., Senior Notes	3.522%	9/17/25	7,675,000	7,449,610 (a)
Nissan Motor Co. Ltd., Senior Notes	4.810%	9/17/30	220,000	204,470 (a)
PM General Purchaser LLC, Senior Secured Notes	9.500%	10/1/28	1,730,000	1,769,179 (a)
Total Automobiles				27,449,073
Broadline Retail — 0.4%
Alibaba Group Holding Ltd., Senior Notes	2.125%	2/9/31	840,000	694,346
See Notes to Financial Statements.
Western Asset Corporate Bond Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Broadline Retail — continued
Alibaba Group Holding Ltd., Senior Notes	2.700%	2/9/41	500,000	$336,244
Alibaba Group Holding Ltd., Senior Notes	3.150%	2/9/51	1,570,000	1,006,271
Amazon.com Inc., Senior Notes	3.875%	8/22/37	720,000	636,143
Amazon.com Inc., Senior Notes	3.950%	4/13/52	270,000	217,252
MercadoLibre Inc., Senior Notes	2.375%	1/14/26	240,000	227,834
MercadoLibre Inc., Senior Notes	3.125%	1/14/31	920,000	780,331
Total Broadline Retail				3,898,421
Diversified Consumer Services — 0.0%††
California Institute of Technology, Senior Notes	3.650%	9/1/2119	590,000	392,794
Hotels, Restaurants & Leisure — 4.1%
Full House Resorts Inc., Senior Secured Notes	8.250%	2/15/28	540,000	519,152 (a)
Genting New York LLC/GENNY Capital Inc., Senior Notes	3.300%	2/15/26	4,519,000	4,317,290 (a)
Hilton Domestic Operating Co. Inc., Senior Notes	6.125%	4/1/32	800,000	804,381 (a)
Las Vegas Sands Corp., Senior Notes	2.900%	6/25/25	5,930,000	5,758,766
Las Vegas Sands Corp., Senior Notes	3.900%	8/8/29	670,000	613,270
Las Vegas Sands Corp., Senior Notes	6.000%	8/15/29	920,000	925,064
McDonald’s Corp., Senior Notes	4.450%	3/1/47	660,000	554,138
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	990,000	889,041 (a)
Melco Resorts Finance Ltd., Senior Notes	7.625%	4/17/32	1,060,000	1,052,750 (a)
NCL Corp. Ltd., Senior Notes	3.625%	12/15/24	3,060,000	3,032,342 (a)
Royal Caribbean Cruises Ltd., Senior Notes	6.250%	3/15/32	960,000	968,665 (a)
Sands China Ltd., Senior Notes	5.125%	8/8/25	5,973,000	5,925,172
Sands China Ltd., Senior Notes	4.050%	1/8/26	1,411,000	1,366,330
Sands China Ltd., Senior Notes	4.050%	1/8/26	150,000	145,251 (c)
Sands China Ltd., Senior Notes	5.400%	8/8/28	3,380,000	3,311,568
Sands China Ltd., Senior Notes	4.375%	6/18/30	870,000	802,091 (c)
Sands China Ltd., Senior Notes	4.375%	6/18/30	1,580,000	1,456,671
Sands China Ltd., Senior Notes	3.250%	8/8/31	1,050,000	885,346
Wynn Macau Ltd., Senior Notes	4.875%	10/1/24	7,110,000	7,086,400 (a)
Wynn Macau Ltd., Senior Notes	5.125%	12/15/29	420,000	380,730 (a)
Total Hotels, Restaurants & Leisure				40,794,418
Household Durables — 0.2%
Newell Brands Inc., Senior Notes	4.000%	12/1/24	1,340,000	1,330,530
TopBuild Corp., Senior Notes	3.625%	3/15/29	500,000	449,422 (a)
Total Household Durables				1,779,952
See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2024 Semi-Annual Report

 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Specialty Retail — 0.6%
Global Auto Holdings Ltd./AAG FH UK Ltd., Senior Notes	8.750%	1/15/32	3,540,000	$3,390,103 (a)
Lithia Motors Inc., Senior Notes	3.875%	6/1/29	840,000	755,256 (a)
Lowe’s Cos. Inc., Senior Notes	2.800%	9/15/41	770,000	528,881
Lowe’s Cos. Inc., Senior Notes	4.250%	9/15/44	6,000	4,795
Lowe’s Cos. Inc., Senior Notes	3.000%	10/15/50	1,450,000	907,622
Total Specialty Retail				5,586,657
Textiles, Apparel & Luxury Goods — 0.4%
Tapestry Inc., Senior Notes	7.050%	11/27/25	600,000	610,224
Tapestry Inc., Senior Notes	7.000%	11/27/26	3,720,000	3,824,477
Total Textiles, Apparel & Luxury Goods				4,434,701

Total Consumer Discretionary				92,088,101
Consumer Staples — 2.4%
Beverages — 0.3%
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.000%	6/15/34	2,890,000	2,868,846
Consumer Staples Distribution & Retail — 0.2%
Albertsons Cos. Inc./Safeway Inc./New Albertsons LP/Albertsons LLC, Senior Notes	5.875%	2/15/28	1,760,000	1,740,946 (a)
Food Products — 0.1%
J M Smucker Co., Senior Notes	6.200%	11/15/33	1,000,000	1,050,681
Personal Care Products — 0.0%††
Kenvue Inc., Senior Notes	5.050%	3/22/53	380,000	358,697
Kenvue Inc., Senior Notes	5.200%	3/22/63	200,000	188,952
Total Personal Care Products				547,649
Tobacco — 1.8%
Altria Group Inc., Senior Notes	4.800%	2/14/29	397,000	390,642
Altria Group Inc., Senior Notes	2.450%	2/4/32	1,940,000	1,569,401
Altria Group Inc., Senior Notes	3.400%	2/4/41	2,450,000	1,768,734
Altria Group Inc., Senior Notes	4.250%	8/9/42	60,000	47,790
Altria Group Inc., Senior Notes	3.875%	9/16/46	200,000	144,207
Altria Group Inc., Senior Notes	5.950%	2/14/49	540,000	529,980
BAT Capital Corp., Senior Notes	2.259%	3/25/28	2,070,000	1,855,246
BAT Capital Corp., Senior Notes	6.000%	2/20/34	870,000	880,544
BAT International Finance PLC, Senior Notes	5.931%	2/2/29	3,150,000	3,224,860
Imperial Brands Finance PLC, Senior Notes	5.875%	7/1/34	2,050,000	2,010,320 (a)(b)
Philip Morris International Inc., Senior Notes	1.750%	11/1/30	1,680,000	1,368,431
Philip Morris International Inc., Senior Notes	5.125%	2/13/31	2,570,000	2,543,457
Philip Morris International Inc., Senior Notes	5.250%	2/13/34	480,000	471,088
See Notes to Financial Statements.
Western Asset Corporate Bond Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Tobacco — continued
Reynolds American Inc., Senior Notes	8.125%	5/1/40	760,000	$865,756
Reynolds American Inc., Senior Notes	5.850%	8/15/45	600,000	554,030
Total Tobacco				18,224,486

Total Consumer Staples				24,432,608
Energy — 15.0%
Oil, Gas & Consumable Fuels — 15.0%
Antero Midstream Partners LP/Antero Midstream Finance Corp., Senior Notes	6.625%	2/1/32	2,000,000	2,019,266 (a)
Apache Corp., Senior Notes	7.950%	4/15/26	685,000	706,961
Apache Corp., Senior Notes	5.350%	7/1/49	1,000,000	837,973
Berry Petroleum Co. LLC, Senior Notes	7.000%	2/15/26	4,414,000	4,367,003 (a)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.625%	7/15/26	1,824,000	1,826,325 (a)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	7.250%	7/15/32	1,580,000	1,625,501 (a)
BP Capital Markets America Inc., Senior Notes	3.000%	2/24/50	910,000	592,698
BP Capital Markets PLC, Senior Notes (6.450% to 3/1/34 then 5 year Treasury Constant Maturity Rate + 2.153%)	6.450%	12/1/33	2,200,000	2,265,413 (d)(e)
Cheniere Energy Partners LP, Senior Notes	3.250%	1/31/32	710,000	606,461
Chesapeake Energy Corp., Senior Notes	5.500%	2/1/26	4,900,000	4,859,391 (a)
Chesapeake Energy Corp., Senior Notes	6.750%	4/15/29	1,460,000	1,464,062 (a)
Chord Energy Corp., Senior Notes	6.375%	6/1/26	1,198,000	1,198,678 (a)
Cimarex Energy Co., Senior Notes	4.375%	3/15/29	2,490,000	2,255,659
Columbia Pipelines Holding Co. LLC, Senior Notes	6.055%	8/15/26	410,000	413,388 (a)
Columbia Pipelines Holding Co. LLC, Senior Notes	6.042%	8/15/28	625,000	639,419 (a)
Columbia Pipelines Operating Co. LLC, Senior Notes	6.036%	11/15/33	1,890,000	1,932,320 (a)
ConocoPhillips Co., Senior Notes	5.050%	9/15/33	1,770,000	1,755,293
Continental Resources Inc., Senior Notes	2.268%	11/15/26	400,000	371,489 (a)
Continental Resources Inc., Senior Notes	4.375%	1/15/28	1,510,000	1,452,450
Continental Resources Inc., Senior Notes	2.875%	4/1/32	3,020,000	2,440,112 (a)
DCP Midstream Operating LP, Senior Notes	3.250%	2/15/32	1,150,000	986,110
DCP Midstream Operating LP, Senior Notes	6.450%	11/3/36	790,000	832,055 (a)
Devon Energy Corp., Senior Notes	5.250%	10/15/27	72,000	71,819
Devon Energy Corp., Senior Notes	5.875%	6/15/28	994,000	997,470
Devon Energy Corp., Senior Notes	4.500%	1/15/30	400,000	385,086
Devon Energy Corp., Senior Notes	7.950%	4/15/32	519,000	595,318
See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2024 Semi-Annual Report

 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
Devon Energy Corp., Senior Notes	5.600%	7/15/41	2,750,000	$2,560,198
Devon Energy Corp., Senior Notes	5.000%	6/15/45	1,580,000	1,347,859
Devon OEI Operating LLC, Senior Notes	7.500%	9/15/27	1,400,000	1,461,423
Diamondback Energy Inc., Senior Notes	4.400%	3/24/51	1,130,000	903,737
Ecopetrol SA, Senior Notes	4.625%	11/2/31	1,560,000	1,277,867
Ecopetrol SA, Senior Notes	8.375%	1/19/36	1,110,000	1,090,987
Ecopetrol SA, Senior Notes	5.875%	5/28/45	499,000	358,036
Ecopetrol SA, Senior Notes	5.875%	11/2/51	1,150,000	799,350
El Paso Natural Gas Co. LLC, Senior Notes	7.500%	11/15/26	815,000	846,859
Endeavor Energy Resources LP/EER Finance Inc., Senior Notes	5.750%	1/30/28	500,000	505,010 (a)
Energy Transfer LP, Junior Subordinated Notes (6.500% to 11/15/26 then 5 year Treasury Constant Maturity Rate + 5.694%)	6.500%	11/15/26	885,000	875,133 (d)(e)
Energy Transfer LP, Junior Subordinated Notes (6.750% to 5/15/25 then 5 year Treasury Constant Maturity Rate + 5.134%)	6.750%	5/15/25	3,920,000	3,914,875 (d)(e)
Energy Transfer LP, Junior Subordinated Notes (7.125% to 5/15/30 then 5 year Treasury Constant Maturity Rate + 5.306%)	7.125%	5/15/30	1,170,000	1,161,857 (d)(e)
Energy Transfer LP, Senior Notes	6.000%	2/1/29	6,510,000	6,558,831 (a)
Energy Transfer LP, Senior Notes	5.250%	4/15/29	670,000	667,608
Energy Transfer LP, Senior Notes	8.250%	11/15/29	1,281,000	1,437,983
Energy Transfer LP, Senior Notes	6.400%	12/1/30	2,390,000	2,514,624
Energy Transfer LP, Senior Notes	7.375%	2/1/31	614,000	641,107 (a)
Energy Transfer LP, Senior Notes	5.550%	5/15/34	520,000	514,959
Energy Transfer LP, Senior Notes	5.800%	6/15/38	120,000	117,566
Energy Transfer LP, Senior Notes	6.125%	12/15/45	290,000	284,566
Energy Transfer LP, Senior Notes	5.950%	5/15/54	2,060,000	2,007,250
Enterprise Products Operating LLC, Senior Notes	6.875%	3/1/33	1,350,000	1,502,622
Enterprise Products Operating LLC, Senior Notes	5.700%	2/15/42	270,000	270,392
Enterprise Products Operating LLC, Senior Notes	4.250%	2/15/48	1,470,000	1,202,768
Enterprise Products Operating LLC, Senior Notes	3.300%	2/15/53	890,000	599,887
Enterprise Products Operating LLC, Senior Notes	3.950%	1/31/60	720,000	526,345
See Notes to Financial Statements.
Western Asset Corporate Bond Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
Enterprise Products Operating LLC, Senior Notes (3 mo. Term SOFR + 3.248%)	8.574%	8/16/77	3,000,000	$2,989,775 (e)
Enterprise Products Operating LLC, Senior Notes (5.375% to 2/15/28 then 3 mo. Term SOFR + 2.832%)	5.375%	2/15/78	3,260,000	3,053,025 (e)
EQM Midstream Partners LP, Senior Notes	7.500%	6/1/27	1,790,000	1,829,301 (a)
EQT Corp., Senior Notes	3.125%	5/15/26	1,440,000	1,377,140 (a)
EQT Corp., Senior Notes	3.625%	5/15/31	1,340,000	1,182,975 (a)
Exxon Mobil Corp., Senior Notes	3.452%	4/15/51	60,000	43,335
Florida Gas Transmission Co. LLC, Senior Notes	2.300%	10/1/31	4,910,000	3,994,223 (a)
Hilcorp Energy I LP/Hilcorp Finance Co., Senior Notes	6.250%	11/1/28	3,020,000	2,984,967 (a)
KazMunayGas National Co. JSC, Senior Notes	3.500%	4/14/33	1,000,000	820,595 (a)
Kinder Morgan Energy Partners LP, Senior Notes	7.300%	8/15/33	390,000	433,098
Kinder Morgan Inc., Senior Notes	5.300%	12/1/34	20,000	19,394
MPLX LP, Senior Notes	4.500%	4/15/38	2,440,000	2,128,997
Northwest Pipeline LLC, Senior Notes	7.125%	12/1/25	2,070,000	2,096,361
Occidental Petroleum Corp., Senior Notes	3.400%	4/15/26	530,000	509,396
Occidental Petroleum Corp., Senior Notes	7.125%	10/15/27	550,000	573,939
Occidental Petroleum Corp., Senior Notes	7.875%	9/15/31	1,480,000	1,660,755
Occidental Petroleum Corp., Senior Notes	7.950%	6/15/39	860,000	997,040
Occidental Petroleum Corp., Senior Notes	4.625%	6/15/45	170,000	135,280
Occidental Petroleum Corp., Senior Notes	4.400%	4/15/46	320,000	251,439
Occidental Petroleum Corp., Senior Notes	4.100%	2/15/47	100,000	75,297
ONEOK Inc., Senior Notes	6.050%	9/1/33	3,570,000	3,677,294
ONEOK Inc., Senior Notes	6.625%	9/1/53	2,250,000	2,402,933
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	4.125%	2/15/28	1,170,000	1,123,677 (a)
Permian Resources Operating LLC, Senior Notes	5.375%	1/15/26	1,545,000	1,530,312 (a)
Petrobras Global Finance BV, Senior Notes	6.900%	3/19/49	1,780,000	1,680,722
Petrobras Global Finance BV, Senior Notes	5.500%	6/10/51	1,010,000	802,940
Petroleos del Peru SA, Senior Notes	5.625%	6/19/47	420,000	268,513 (a)
Petroleos Mexicanos, Senior Notes	6.875%	10/16/25	3,030,000	3,021,260
Plains All American Pipeline LP, Junior Subordinated Notes (3 mo. Term SOFR + 4.372%)	9.694%	7/29/24	3,932,000	3,934,392 (d)(e)
See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2024 Semi-Annual Report

 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
Plains All American Pipeline LP/PAA Finance Corp., Senior Notes	6.700%	5/15/36	150,000	$158,093
Puma International Financing SA, Senior Notes	7.750%	4/25/29	1,340,000	1,352,361 (a)
Range Resources Corp., Senior Notes	4.875%	5/15/25	1,630,000	1,621,019
Range Resources Corp., Senior Notes	8.250%	1/15/29	1,000,000	1,037,085
Reliance Industries Ltd., Senior Notes	2.875%	1/12/32	3,160,000	2,679,379 (a)
Shell International Finance BV, Senior Notes	4.375%	5/11/45	570,000	486,208
Shell International Finance BV, Senior Notes	3.250%	4/6/50	370,000	257,064
SilverBow Resources Inc., Secured Notes (3 mo. Term SOFR + 7.750%)	13.089%	12/15/28	3,061,470	3,218,370 (a)(e)
Southwestern Energy Co., Senior Notes	8.375%	9/15/28	590,000	610,462
Southwestern Energy Co., Senior Notes	4.750%	2/1/32	580,000	533,919
Targa Resources Corp., Senior Notes	4.200%	2/1/33	2,460,000	2,213,085
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.875%	1/15/29	720,000	738,796
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.875%	2/1/31	790,000	754,354
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.000%	1/15/32	1,250,000	1,126,953
Tennessee Gas Pipeline Co. LLC, Senior Notes	7.000%	10/15/28	3,510,000	3,717,903
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.250%	12/1/26	1,580,000	1,634,688
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	4.450%	8/1/42	1,320,000	1,149,679
Western Midstream Operating LP, Senior Notes	3.100%	2/1/25	1,086,000	1,068,043
Western Midstream Operating LP, Senior Notes	4.650%	7/1/26	1,710,000	1,678,006
Western Midstream Operating LP, Senior Notes	4.050%	2/1/30	1,110,000	1,033,047
Western Midstream Operating LP, Senior Notes	6.150%	4/1/33	1,470,000	1,507,825
Western Midstream Operating LP, Senior Notes	5.450%	4/1/44	1,950,000	1,758,768
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	530,000	458,035
See Notes to Financial Statements.
Western Asset Corporate Bond Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
Western Midstream Operating LP, Senior Notes	5.500%	8/15/48	570,000	$495,890
Western Midstream Operating LP, Senior Notes	5.250%	2/1/50	630,000	552,751

Total Energy				150,887,577
Financials — 23.1%
Banks — 12.9%
ABN AMRO Bank NV, Senior Notes (6.339% to 9/18/26 then 1 year Treasury Constant Maturity Rate + 1.650%)	6.339%	9/18/27	900,000	912,215 (a)(e)
Banco Bilbao Vizcaya Argentaria SA, Senior Notes	5.381%	3/13/29	3,000,000	3,010,918
Banco Santander SA, Junior Subordinated Notes (9.625% to 11/21/33 then 5 year Treasury Constant Maturity Rate + 5.298%)	9.625%	5/21/33	1,400,000	1,555,407 (d)(e)
Banco Santander SA, Senior Notes	6.607%	11/7/28	2,000,000	2,101,369
Bank of America Corp., Senior Notes (1.898% to 7/23/30 then SOFR + 1.530%)	1.898%	7/23/31	750,000	618,022 (e)
Bank of America Corp., Senior Notes (1.922% to 10/24/30 then SOFR + 1.370%)	1.922%	10/24/31	1,076,000	880,662 (e)
Bank of America Corp., Senior Notes (2.299% to 7/21/31 then SOFR + 1.220%)	2.299%	7/21/32	3,520,000	2,882,666 (e)
Bank of America Corp., Senior Notes (2.572% to 10/20/31 then SOFR + 1.210%)	2.572%	10/20/32	1,170,000	970,175 (e)
Bank of America Corp., Senior Notes (2.592% to 4/29/30 then SOFR + 2.150%)	2.592%	4/29/31	800,000	691,919 (e)
Bank of America Corp., Senior Notes (2.676% to 6/19/40 then SOFR + 1.930%)	2.676%	6/19/41	420,000	293,625 (e)
Bank of America Corp., Senior Notes (2.687% to 4/22/31 then SOFR + 1.320%)	2.687%	4/22/32	1,720,000	1,454,276 (e)
Bank of America Corp., Senior Notes (2.831% to 10/24/50 then SOFR + 1.880%)	2.831%	10/24/51	260,000	164,588 (e)
Bank of America Corp., Senior Notes (2.884% to 10/22/29 then 3 mo. Term SOFR + 1.452%)	2.884%	10/22/30	1,600,000	1,424,485 (e)
Bank of America Corp., Senior Notes (3.974% to 2/7/29 then 3 mo. Term SOFR + 1.472%)	3.974%	2/7/30	300,000	284,184 (e)
Bank of America Corp., Senior Notes (4.271% to 7/23/28 then 3 mo. Term SOFR + 1.572%)	4.271%	7/23/29	1,130,000	1,089,042 (e)
Bank of America Corp., Senior Notes (4.330% to 3/15/49 then 3 mo. Term SOFR + 1.782%)	4.330%	3/15/50	140,000	116,953 (e)
See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2024 Semi-Annual Report

 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Banks — continued
Bank of America Corp., Senior Notes (4.443% to 1/20/47 then 3 mo. Term SOFR + 2.252%)	4.443%	1/20/48	90,000	$76,807 (e)
Bank of America Corp., Senior Notes (5.288% to 4/25/33 then SOFR + 1.910%)	5.288%	4/25/34	4,730,000	4,683,158 (e)
Bank of America Corp., Senior Notes (5.468% to 1/23/34 then SOFR + 1.650%)	5.468%	1/23/35	430,000	429,723 (e)
Bank of America Corp., Subordinated Notes (2.482% to 9/21/31 then 5 year Treasury Constant Maturity Rate + 1.200%)	2.482%	9/21/36	3,880,000	3,096,316 (e)
Bank of Nova Scotia, Junior Subordinated Notes (8.000% to 1/27/29 then 5 year Treasury Constant Maturity Rate + 4.017%)	8.000%	1/27/84	1,320,000	1,366,423 (e)
Bank of Nova Scotia, Junior Subordinated Notes (8.625% to 10/27/27 then 5 year Treasury Constant Maturity Rate + 4.389%)	8.625%	10/27/82	1,080,000	1,134,148 (e)
BNP Paribas SA, Junior Subordinated Notes (7.750% to 8/16/29 then 5 year Treasury Constant Maturity Rate + 4.899%)	7.750%	8/16/29	3,390,000	3,427,341 (a)(d)(e)
BNP Paribas SA, Junior Subordinated Notes (8.500% to 8/14/28 then 5 year Treasury Constant Maturity Rate + 4.354%)	8.500%	8/14/28	200,000	205,343 (a)(d)(e)
BNP Paribas SA, Junior Subordinated Notes (9.250% to 11/17/27 then 5 year Treasury Constant Maturity Rate + 4.969%)	9.250%	11/17/27	1,250,000	1,328,545 (a)(d)(e)
BNP Paribas SA, Senior Notes (5.894% to 12/5/33 then SOFR + 1.866%)	5.894%	12/5/34	3,720,000	3,812,579 (a)(e)
BPCE SA, Senior Notes (5.936% to 5/30/34 then SOFR + 1.850%)	5.936%	5/30/35	3,420,000	3,407,995 (a)(e)
Citibank NA, Senior Notes	5.570%	4/30/34	1,400,000	1,422,912
Citigroup Inc., Senior Notes	8.125%	7/15/39	407,000	509,100
Citigroup Inc., Senior Notes (2.520% to 11/3/31 then SOFR + 1.177%)	2.520%	11/3/32	1,230,000	1,011,044 (e)
Citigroup Inc., Senior Notes (2.561% to 5/1/31 then SOFR + 1.167%)	2.561%	5/1/32	440,000	366,837 (e)
Citigroup Inc., Senior Notes (2.666% to 1/29/30 then SOFR + 1.146%)	2.666%	1/29/31	310,000	270,057 (e)
Citigroup Inc., Senior Notes (3.785% to 3/17/32 then SOFR + 1.939%)	3.785%	3/17/33	2,020,000	1,800,464 (e)
Citigroup Inc., Subordinated Notes	6.625%	6/15/32	60,000	64,073
Citizens Financial Group Inc., Subordinated Notes	4.023%	10/1/24	950,000	942,454
See Notes to Financial Statements.
Western Asset Corporate Bond Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Banks — continued
Comerica Bank, Senior Notes	2.500%	7/23/24	760,000	$757,728
Comerica Inc., Senior Notes (5.982% to 1/30/29 then SOFR + 2.155%)	5.982%	1/30/30	2,500,000	2,463,887 (e)
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	9,530,000	9,683,850 (a)(d)(e)
Credit Agricole SA, Senior Notes	5.301%	7/12/28	1,090,000	1,091,599 (a)
Credit Agricole SA, Senior Notes	5.514%	7/5/33	1,530,000	1,545,056 (a)
Danske Bank A/S, Senior Notes (0.976% to 9/10/24 then 1 year Treasury Constant Maturity Rate + 0.550%)	0.976%	9/10/25	5,400,000	5,346,667 (a)(e)
Danske Bank A/S, Senior Notes (1.549% to 9/10/26 then 1 year Treasury Constant Maturity Rate + 0.730%)	1.549%	9/10/27	2,200,000	2,020,847 (a)(e)
Danske Bank A/S, Senior Notes (5.427% to 3/1/27 then 1 year Treasury Constant Maturity Rate + 0.950%)	5.427%	3/1/28	2,150,000	2,152,247 (a)(e)
HSBC Holdings PLC, Senior Notes (2.357% to 8/18/30 then SOFR + 1.947%)	2.357%	8/18/31	560,000	468,109 (e)
HSBC Holdings PLC, Senior Notes (2.871% to 11/22/31 then SOFR + 1.410%)	2.871%	11/22/32	300,000	249,594 (e)
HSBC Holdings PLC, Senior Notes (2.999% to 3/10/25 then SOFR + 1.430%)	2.999%	3/10/26	1,200,000	1,177,478 (e)
HSBC Holdings PLC, Senior Notes (5.597% to 5/17/27 then SOFR + 1.060%)	5.597%	5/17/28	250,000	251,042 (e)
HSBC Holdings PLC, Senior Notes (5.719% to 3/4/34 then SOFR + 1.780%)	5.719%	3/4/35	3,250,000	3,269,009 (e)
HSBC Holdings PLC, Senior Notes (5.733% to 5/17/31 then SOFR + 1.520%)	5.733%	5/17/32	2,460,000	2,466,985 (e)
HSBC Holdings PLC, Senior Notes (6.332% to 3/9/43 then SOFR + 2.650%)	6.332%	3/9/44	540,000	565,260 (e)
HSBC Holdings PLC, Subordinated Notes	7.625%	5/17/32	180,000	201,726
Intesa Sanpaolo SpA, Senior Notes	7.000%	11/21/25	1,610,000	1,636,422 (a)
Intesa Sanpaolo SpA, Senior Notes	7.200%	11/28/33	4,250,000	4,547,215 (a)
Intesa Sanpaolo SpA, Senior Notes	7.800%	11/28/53	460,000	506,317 (a)
Intesa Sanpaolo SpA, Subordinated Notes (4.950% to 6/1/41 then 1 year Treasury Constant Maturity Rate + 2.750%)	4.950%	6/1/42	2,720,000	2,034,279 (a)(e)
JPMorgan Chase & Co., Senior Notes (1.953% to 2/4/31 then SOFR + 1.065%)	1.953%	2/4/32	1,880,000	1,529,843 (e)
See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2024 Semi-Annual Report

 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Banks — continued
JPMorgan Chase & Co., Senior Notes (2.545% to 11/8/31 then SOFR + 1.180%)	2.545%	11/8/32	4,290,000	$3,573,661 (e)
JPMorgan Chase & Co., Senior Notes (3.897% to 1/23/48 then 3 mo. Term SOFR + 1.482%)	3.897%	1/23/49	890,000	701,726 (e)
JPMorgan Chase & Co., Senior Notes (3.964% to 11/15/47 then 3 mo. Term SOFR + 1.642%)	3.964%	11/15/48	400,000	318,032 (e)
JPMorgan Chase & Co., Senior Notes (4.260% to 2/22/47 then 3 mo. Term SOFR + 1.842%)	4.260%	2/22/48	720,000	603,389 (e)
JPMorgan Chase & Co., Senior Notes (4.586% to 4/26/32 then SOFR + 1.800%)	4.586%	4/26/33	1,970,000	1,880,061 (e)
JPMorgan Chase & Co., Senior Notes (5.766% to 4/22/34 then SOFR + 1.490%)	5.766%	4/22/35	2,660,000	2,730,199 (e)
JPMorgan Chase & Co., Senior Notes (6.254% to 10/23/33 then SOFR + 1.810%)	6.254%	10/23/34	620,000	657,920 (e)
JPMorgan Chase & Co., Subordinated Notes (2.956% to 5/13/30 then 3 mo. Term SOFR + 2.515%)	2.956%	5/13/31	650,000	569,898 (e)
Lloyds Banking Group PLC, Junior Subordinated Notes (6.750% to 6/27/26 then 5 year Treasury Constant Maturity Rate + 4.815%)	6.750%	6/27/26	450,000	448,690 (d)(e)
Lloyds Banking Group PLC, Junior Subordinated Notes (7.500% to 9/27/25 then USD 5 year ICE Swap Rate + 4.496%)	7.500%	9/27/25	880,000	881,882 (d)(e)
Macquarie Bank Ltd., Senior Notes	5.272%	7/2/27	3,060,000	3,063,058 (a)(b)
NatWest Group PLC, Junior Subordinated Notes (8.125% to 5/10/34 then 5 year Treasury Constant Maturity Rate + 3.752%)	8.125%	11/10/33	1,300,000	1,316,698 (d)(e)
NatWest Group PLC, Subordinated Notes (3.754% to 11/1/24 then 5 year Treasury Constant Maturity Rate + 2.100%)	3.754%	11/1/29	1,160,000	1,148,395 (e)
PNC Financial Services Group Inc., Junior Subordinated Notes (6.250% to 3/15/30 then 7 year Treasury Constant Maturity Rate + 2.808%)	6.250%	3/15/30	2,427,000	2,371,107 (d)(e)
Royal Bank of Canada, Senior Notes	5.150%	2/1/34	700,000	694,876
Swedbank AB, Senior Notes	6.136%	9/12/26	890,000	905,454 (a)
Toronto-Dominion Bank, Junior Subordinated Notes (7.250% to 7/31/29 then 5 year Treasury Constant Maturity Rate + 2.977%)	7.250%	7/31/84	1,150,000	1,150,000 (b)(e)
See Notes to Financial Statements.
Western Asset Corporate Bond Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Banks — continued
Toronto-Dominion Bank, Junior Subordinated Notes (8.125% to 10/31/27 then 5 year Treasury Constant Maturity Rate + 4.075%)	8.125%	10/31/82	1,940,000	$2,015,392 (e)
Truist Financial Corp., Senior Notes (5.867% to 6/8/33 then SOFR + 2.361%)	5.867%	6/8/34	170,000	171,378 (e)
Wells Fargo & Co., Senior Notes (3.068% to 4/30/40 then SOFR + 2.530%)	3.068%	4/30/41	1,170,000	858,441 (e)
Wells Fargo & Co., Senior Notes (4.611% to 4/25/52 then SOFR + 2.130%)	4.611%	4/25/53	2,340,000	2,001,339 (e)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then 3 mo. Term SOFR + 4.502%)	5.013%	4/4/51	790,000	720,122 (e)
Wells Fargo & Co., Senior Notes (5.389% to 4/24/33 then SOFR + 2.020%)	5.389%	4/24/34	1,291,000	1,276,754 (e)
Wells Fargo & Co., Senior Notes (5.557% to 7/25/33 then SOFR + 1.990%)	5.557%	7/25/34	3,050,000	3,048,914 (e)
Wells Fargo & Co., Subordinated Notes	5.375%	11/2/43	880,000	825,892
Wells Fargo Bank NA, Senior Notes	5.254%	12/11/26	1,360,000	1,361,657
Westpac Banking Corp., Subordinated Notes (2.668% to 11/15/30 then 5 year Treasury Constant Maturity Rate + 1.750%)	2.668%	11/15/35	1,850,000	1,529,648 (e)
Westpac Banking Corp., Subordinated Notes (3.020% to 11/18/31 then 5 year Treasury Constant Maturity Rate + 1.530%)	3.020%	11/18/36	1,170,000	960,380 (e)
Total Banks				129,555,948
Capital Markets — 5.2%
Ameriprise Financial Inc., Senior Notes	5.150%	5/15/33	1,870,000	1,874,015
BlackRock Funding Inc., Senior Notes	5.000%	3/14/34	1,200,000	1,191,132
Charles Schwab Corp., Junior Subordinated Notes (4.000% to 12/1/30 then 10 year Treasury Constant Maturity Rate + 3.079%)	4.000%	12/1/30	2,110,000	1,804,607 (d)(e)
Charles Schwab Corp., Junior Subordinated Notes (5.375% to 6/1/25 then 5 year Treasury Constant Maturity Rate + 4.971%)	5.375%	6/1/25	2,539,000	2,516,847 (d)(e)
Charles Schwab Corp., Senior Notes (5.853% to 5/19/33 then SOFR + 2.500%)	5.853%	5/19/34	700,000	714,046 (e)
CI Financial Corp., Senior Notes	7.500%	5/30/29	3,690,000	3,656,936 (a)
CI Financial Corp., Senior Notes	3.200%	12/17/30	3,970,000	3,130,945
Credit Suisse AG AT1 Claim	—	—	22,790,000	683,700 *(f)(g)
Daimler Truck Finance North America LLC, Senior Notes	5.125%	9/25/27	2,250,000	2,240,308 (a)
See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2024 Semi-Annual Report

 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Capital Markets — continued
Daimler Truck Finance North America LLC, Senior Notes	5.375%	1/18/34	1,930,000	$1,911,129 (a)
Daimler Truck Finance North America LLC, Senior Notes	5.375%	6/25/34	400,000	395,557 (a)
Goldman Sachs Group Inc., Junior Subordinated Notes (7.500% to 2/10/29 then 5 year Treasury Constant Maturity Rate + 3.156%)	7.500%	2/10/29	620,000	651,133 (d)(e)
Goldman Sachs Group Inc., Senior Notes (2.383% to 7/21/31 then SOFR + 1.248%)	2.383%	7/21/32	3,520,000	2,891,797 (e)
Goldman Sachs Group Inc., Senior Notes (2.615% to 4/22/31 then SOFR + 1.281%)	2.615%	4/22/32	2,370,000	1,993,550 (e)
Goldman Sachs Group Inc., Senior Notes (5.851% to 4/25/34 then SOFR + 1.552%)	5.851%	4/25/35	1,720,000	1,762,534 (e)
Intercontinental Exchange Inc., Senior Notes	4.950%	6/15/52	80,000	73,040
KKR Group Finance Co. VII LLC, Senior Notes	3.625%	2/25/50	310,000	220,894 (a)
Morgan Stanley, Senior Notes (1.794% to 2/13/31 then SOFR + 1.034%)	1.794%	2/13/32	330,000	264,961 (e)
Morgan Stanley, Senior Notes (2.511% to 10/20/31 then SOFR + 1.200%)	2.511%	10/20/32	290,000	239,797 (e)
Morgan Stanley, Senior Notes (3.217% to 4/22/41 then SOFR + 1.485%)	3.217%	4/22/42	300,000	224,713 (e)
Morgan Stanley, Senior Notes (5.424% to 7/21/33 then SOFR + 1.880%)	5.424%	7/21/34	130,000	129,391 (e)
Morgan Stanley, Senior Notes (5.831% to 4/19/34 then SOFR + 1.580%)	5.831%	4/19/35	600,000	615,274 (e)
Morgan Stanley, Senior Notes (6.342% to 10/18/32 then SOFR + 2.560%)	6.342%	10/18/33	1,000,000	1,062,018 (e)
Morgan Stanley, Subordinated Notes (2.484% to 9/16/31 then SOFR + 1.360%)	2.484%	9/16/36	5,230,000	4,139,604 (e)
Morgan Stanley, Subordinated Notes (5.297% to 4/20/32 then SOFR + 2.620%)	5.297%	4/20/37	470,000	450,264 (e)
Morgan Stanley, Subordinated Notes (5.942% to 2/7/34 then 5 year Treasury Constant Maturity Rate + 1.800%)	5.942%	2/7/39	1,820,000	1,800,889 (e)
Morgan Stanley, Subordinated Notes (5.948% to 1/19/33 then 5 year Treasury Constant Maturity Rate + 2.430%)	5.948%	1/19/38	570,000	567,000 (e)
Morgan Stanley Bank NA, Senior Notes (5.504% to 5/26/27 then SOFR + 0.865%)	5.504%	5/26/28	1,920,000	1,933,504 (e)
Nuveen LLC, Senior Notes	5.550%	1/15/30	1,050,000	1,056,066 (a)
See Notes to Financial Statements.
Western Asset Corporate Bond Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Capital Markets — continued
Nuveen LLC, Senior Notes	5.850%	4/15/34	1,420,000	$1,426,410 (a)
State Street Corp., Junior Subordinated Notes (6.700% to 3/15/29 then 5 year Treasury Constant Maturity Rate + 2.613%)	6.700%	3/15/29	1,640,000	1,653,876 (d)(e)
UBS Group AG, Junior Subordinated Notes (9.250% to 11/13/28 then 5 year Treasury Constant Maturity Rate + 4.745%)	9.250%	11/13/28	1,980,000	2,135,238 (a)(d)(e)
UBS Group AG, Junior Subordinated Notes (9.250% to 11/13/33 then 5 year Treasury Constant Maturity Rate + 4.758%)	9.250%	11/13/33	1,410,000	1,582,573 (a)(d)(e)
UBS Group AG, Senior Notes (3.091% to 5/14/31 then SOFR + 1.730%)	3.091%	5/14/32	2,860,000	2,440,658 (a)(e)
UBS Group AG, Senior Notes (3.179% to 2/11/42 then 1 year Treasury Constant Maturity Rate + 1.100%)	3.179%	2/11/43	980,000	699,467 (a)(e)
UBS Group AG, Senior Notes (6.537% to 8/12/32 then SOFR + 3.920%)	6.537%	8/12/33	1,970,000	2,068,374 (a)(e)
Total Capital Markets				52,202,247
Consumer Finance — 0.0%††
American Express Co., Senior Notes (5.532% to 4/25/29 then SOFR + 1.090%)	5.532%	4/25/30	110,000	111,294 (e)
Financial Services — 2.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	1.650%	10/29/24	210,000	207,175
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.300%	1/30/32	820,000	704,810
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.400%	10/29/33	290,000	243,401
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.850%	10/29/41	3,800,000	2,974,513
Apollo Global Management Inc., Senior Notes	5.800%	5/21/54	960,000	945,710
DAE Funding LLC, Senior Notes	1.550%	8/1/24	1,850,000	1,842,500 (a)
GE Capital European Funding Unlimited Co., Senior Notes	6.025%	3/1/38	400,000 EUR	531,785
GE Capital UK Funding Unlimited Co., Senior Notes	5.875%	1/18/33	1,600,000 GBP	2,083,833
GE Capital UK Funding Unlimited Co., Senior Notes	8.000%	1/14/39	180,000 GBP	272,936 (c)
ILFC E-Capital Trust I, Ltd. GTD (3 mo. Term SOFR + 1.812%)	7.159%	12/21/65	5,950,000	4,862,783 (a)(e)
See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2024 Semi-Annual Report

 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Financial Services — continued
ILFC E-Capital Trust II, Ltd. GTD (3 mo. Term SOFR + 2.062%)	7.409%	12/21/65	260,000	$216,738 (a)(e)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	7.125%	4/30/31	1,880,000	1,929,405 (a)
LPL Holdings Inc., Senior Notes	5.700%	5/20/27	1,280,000	1,285,521
LPL Holdings Inc., Senior Notes	6.750%	11/17/28	1,260,000	1,323,638
PayPal Holdings Inc., Senior Notes	3.250%	6/1/50	370,000	250,804
PayPal Holdings Inc., Senior Notes	5.250%	6/1/62	300,000	274,249
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., Senior Notes	2.875%	10/15/26	1,140,000	1,065,600 (a)
Vanguard Group Inc.	3.250%	8/22/60	5,000,000	2,902,936
Total Financial Services				23,918,337
Insurance — 2.4%
Americo Life Inc., Senior Notes	3.450%	4/15/31	490,000	391,619 (a)
AmFam Holdings Inc., Senior Notes	2.805%	3/11/31	1,170,000	895,317 (a)
AmFam Holdings Inc., Senior Notes	3.833%	3/11/51	360,000	216,707 (a)
Aon North America Inc., Senior Notes	5.450%	3/1/34	3,280,000	3,266,844
Aon North America Inc., Senior Notes	5.750%	3/1/54	1,310,000	1,282,401
Athene Holding Ltd., Senior Notes	6.250%	4/1/54	1,720,000	1,722,607
Global Atlantic Fin Co., Senior Notes	6.750%	3/15/54	1,130,000	1,118,475 (a)
Global Atlantic Fin Co., Senior Notes (7.950% to 10/15/29 then 5 year Treasury Constant Maturity Rate + 3.608%)	7.950%	10/15/54	1,070,000	1,078,255 (a)(e)
Highlands Holdings Bond Issuer Ltd./ Highlands Holdings Bond Co-Issuer Inc., Senior Secured Notes (7.625% Cash or 8.375% PIK)	7.625%	10/15/25	4,781,411	4,806,112 (a)(h)
Marsh & McLennan Cos. Inc., Senior Notes	2.375%	12/15/31	900,000	746,853
Massachusetts Mutual Life Insurance Co., Subordinated Notes	3.375%	4/15/50	250,000	171,117 (a)
Massachusetts Mutual Life Insurance Co., Subordinated Notes	4.900%	4/1/77	830,000	692,952 (a)
New York Life Global Funding, Secured Notes	4.550%	1/28/33	1,040,000	989,612 (a)
New York Life Insurance Co., Subordinated Notes	3.750%	5/15/50	1,220,000	911,892 (a)
Nippon Life Insurance Co., Subordinated Notes (2.750% to 1/21/31 then 5 year Treasury Constant Maturity Rate + 2.653%)	2.750%	1/21/51	1,720,000	1,436,258 (a)(e)
See Notes to Financial Statements.
Western Asset Corporate Bond Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Insurance — continued
Nippon Life Insurance Co., Subordinated Notes (3.400% to 1/23/30 then 5 year Treasury Constant Maturity Rate + 2.612%)	3.400%	1/23/50	320,000	$284,210 (a)(e)
Northwestern Mutual Life Insurance Co., Subordinated Notes	3.850%	9/30/47	820,000	623,698 (a)
Northwestern Mutual Life Insurance Co., Subordinated Notes	3.625%	9/30/59	540,000	367,202 (a)
Reliance Standard Life Global Funding II, Secured Notes	2.500%	10/30/24	1,400,000	1,382,516 (a)
Reliance Standard Life Global Funding II, Secured Notes	1.512%	9/28/26	1,590,000	1,440,797 (a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.270%	5/15/47	800,000	639,165 (a)
Total Insurance				24,464,609
Mortgage Real Estate Investment Trusts (REITs) — 0.2%
Blackstone Holdings Finance Co. LLC, Senior Notes	6.200%	4/22/33	910,000	957,173 (a)
Starwood Property Trust Inc., Senior Notes	3.750%	12/31/24	1,240,000	1,224,487 (a)
Total Mortgage Real Estate Investment Trusts (REITs)				2,181,660

Total Financials				232,434,095
Health Care — 5.5%
Biotechnology — 0.8%
AbbVie Inc., Senior Notes	5.050%	3/15/34	1,880,000	1,875,213
AbbVie Inc., Senior Notes	4.550%	3/15/35	30,000	28,469
AbbVie Inc., Senior Notes	4.050%	11/21/39	1,970,000	1,712,078
AbbVie Inc., Senior Notes	5.350%	3/15/44	680,000	672,667
AbbVie Inc., Senior Notes	5.400%	3/15/54	1,620,000	1,603,060
AbbVie Inc., Senior Notes	5.500%	3/15/64	560,000	553,263
Amgen Inc., Senior Notes	4.400%	5/1/45	350,000	294,751
Amgen Inc., Senior Notes	4.663%	6/15/51	339,000	289,939
Amgen Inc., Senior Notes	5.650%	3/2/53	1,160,000	1,143,218
Total Biotechnology				8,172,658
Health Care Equipment & Supplies — 0.7%
Becton Dickinson and Co., Senior Notes	4.875%	5/15/44	91,000	78,145
Medline Borrower LP/Medline Co-Issuer Inc., Senior Secured Notes	6.250%	4/1/29	1,880,000	1,903,628 (a)
Solventum Corp., Senior Notes	5.450%	3/13/31	1,370,000	1,353,170 (a)
Solventum Corp., Senior Notes	5.600%	3/23/34	2,340,000	2,299,275 (a)
Solventum Corp., Senior Notes	5.900%	4/30/54	1,230,000	1,176,541 (a)
Total Health Care Equipment & Supplies				6,810,759
See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2024 Semi-Annual Report

 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Health Care Providers & Services — 3.0%
Bon Secours Mercy Health Inc., Secured Notes	3.464%	6/1/30	580,000	$536,378
Cardinal Health Inc., Senior Notes	5.450%	2/15/34	2,390,000	2,380,486
Cencora Inc., Senior Notes	5.125%	2/15/34	2,250,000	2,209,936
Centene Corp., Senior Notes	4.625%	12/15/29	570,000	539,536
Centene Corp., Senior Notes	3.375%	2/15/30	2,510,000	2,229,793
Cigna Group, Senior Notes	3.200%	3/15/40	740,000	547,717
Cigna Group, Senior Notes	5.600%	2/15/54	1,160,000	1,114,496
CommonSpirit Health, Secured Notes	4.350%	11/1/42	100,000	84,723
CommonSpirit Health, Senior Secured Notes	2.782%	10/1/30	620,000	537,548
CommonSpirit Health, Senior Secured Notes	5.318%	12/1/34	3,010,000	2,956,527
CommonSpirit Health, Senior Secured Notes	3.910%	10/1/50	620,000	472,089
CVS Health Corp., Senior Notes	5.250%	1/30/31	1,070,000	1,058,308
CVS Health Corp., Senior Notes	2.125%	9/15/31	1,390,000	1,116,442
CVS Health Corp., Senior Notes	5.700%	6/1/34	1,260,000	1,257,070
CVS Health Corp., Senior Notes	4.780%	3/25/38	1,850,000	1,652,680
CVS Health Corp., Senior Notes	5.050%	3/25/48	750,000	646,685
Elevance Health Inc., Senior Notes	4.100%	5/15/32	760,000	705,484
HCA Inc., Senior Notes	5.500%	6/1/33	1,070,000	1,061,649
HCA Inc., Senior Notes	5.600%	4/1/34	1,120,000	1,113,661
HCA Inc., Senior Notes	5.125%	6/15/39	500,000	463,425
HCA Inc., Senior Notes	7.500%	11/15/95	380,000	410,075
Humana Inc., Senior Notes	5.875%	3/1/33	700,000	712,398
Humana Inc., Senior Notes	4.950%	10/1/44	750,000	652,817
Kaiser Foundation Hospitals, Senior Notes	2.810%	6/1/41	660,000	477,483
Kaiser Foundation Hospitals, Senior Notes	4.150%	5/1/47	250,000	209,154
Kaiser Foundation Hospitals, Senior Notes	3.266%	11/1/49	180,000	127,852
Kaiser Foundation Hospitals, Senior Notes	3.002%	6/1/51	400,000	266,863
UnitedHealth Group Inc., Senior Notes	3.500%	8/15/39	640,000	517,405
UnitedHealth Group Inc., Senior Notes	2.750%	5/15/40	2,180,000	1,567,378
UnitedHealth Group Inc., Senior Notes	5.875%	2/15/53	210,000	218,244
UnitedHealth Group Inc., Senior Notes	5.375%	4/15/54	2,190,000	2,129,010
Total Health Care Providers & Services				29,973,312
Pharmaceuticals — 1.0%
Bristol-Myers Squibb Co., Senior Notes	5.500%	2/22/44	380,000	376,037
Bristol-Myers Squibb Co., Senior Notes	5.550%	2/22/54	1,680,000	1,657,473
Bristol-Myers Squibb Co., Senior Notes	5.650%	2/22/64	630,000	615,899
Eli Lilly & Co., Senior Notes	4.700%	2/9/34	1,020,000	1,000,516
Eli Lilly & Co., Senior Notes	5.000%	2/9/54	1,480,000	1,414,435
See Notes to Financial Statements.
Western Asset Corporate Bond Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Pharmaceuticals — continued
Pfizer Investment Enterprises Pte Ltd., Senior Notes	5.110%	5/19/43	2,080,000	$1,978,803
Pfizer Investment Enterprises Pte Ltd., Senior Notes	5.300%	5/19/53	1,450,000	1,399,562
Pfizer Investment Enterprises Pte Ltd., Senior Notes	5.340%	5/19/63	390,000	368,414
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	1,190,000	1,117,776
Total Pharmaceuticals				9,928,915

Total Health Care				54,885,644
Industrials — 7.3%
Aerospace & Defense — 2.2%
Boeing Co., Senior Notes	2.196%	2/4/26	1,400,000	1,316,483
Boeing Co., Senior Notes	3.100%	5/1/26	1,300,000	1,234,277
Boeing Co., Senior Notes	6.528%	5/1/34	1,560,000	1,598,082 (a)
Boeing Co., Senior Notes	3.300%	3/1/35	590,000	441,334
Boeing Co., Senior Notes	3.750%	2/1/50	1,290,000	844,883
Boeing Co., Senior Notes	3.950%	8/1/59	860,000	548,489
General Dynamics Corp., Senior Notes	4.250%	4/1/40	1,230,000	1,080,566
L3Harris Technologies Inc., Senior Notes	7.000%	1/15/26	990,000	1,012,320
L3Harris Technologies Inc., Senior Notes	2.900%	12/15/29	546,000	487,276
L3Harris Technologies Inc., Senior Notes	5.400%	7/31/33	1,610,000	1,605,590
Lockheed Martin Corp., Senior Notes	4.800%	8/15/34	1,740,000	1,699,848
Lockheed Martin Corp., Senior Notes	4.150%	6/15/53	360,000	290,717
Lockheed Martin Corp., Senior Notes	4.300%	6/15/62	440,000	355,800
Northrop Grumman Corp., Senior Notes	5.150%	5/1/40	790,000	754,747
Northrop Grumman Corp., Senior Notes	5.050%	11/15/40	660,000	629,278
Northrop Grumman Corp., Senior Notes	5.250%	5/1/50	200,000	189,908
RTX Corp., Senior Notes	6.100%	3/15/34	5,430,000	5,718,559
RTX Corp., Senior Notes	4.050%	5/4/47	20,000	15,747
RTX Corp., Senior Notes	4.625%	11/16/48	400,000	343,626
RTX Corp., Senior Notes	3.030%	3/15/52	1,230,000	784,885
RTX Corp., Senior Notes	5.375%	2/27/53	1,310,000	1,245,224
Total Aerospace & Defense				22,197,639
Building Products — 0.2%
Carrier Global Corp., Senior Notes	5.900%	3/15/34	1,570,000	1,639,337
Commercial Services & Supplies — 0.3%
Element Fleet Management Corp., Senior Notes	5.643%	3/13/27	2,550,000	2,557,051 (a)
See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2024 Semi-Annual Report

 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Construction & Engineering — 0.2%
Cellnex Finance Co. SA, Senior Notes	2.000%	9/15/32	2,000,000 EUR	$1,842,090 (c)
LBJ Infrastructure Group LLC, Senior Secured Notes	3.797%	12/31/57	910,000	600,890 (a)
Total Construction & Engineering				2,442,980
Electrical Equipment — 0.8%
Eaton Corp., Senior Notes	7.650%	11/15/29	1,400,000	1,584,307
Regal Rexnord Corp., Senior Notes	6.050%	2/15/26	6,730,000	6,749,925
Total Electrical Equipment				8,334,232
Ground Transportation — 0.4%
Burlington Northern Santa Fe LLC, Senior Notes	4.400%	3/15/42	650,000	568,297
Canadian Pacific Railway Co., Senior Notes	3.100%	12/2/51	950,000	631,520
Norfolk Southern Corp., Senior Notes	5.550%	3/15/34	910,000	928,816
Norfolk Southern Railway Co., Senior Notes	7.875%	5/15/43	348,000	415,047
Union Pacific Corp., Senior Notes	2.973%	9/16/62	1,330,000	787,507
Union Pacific Corp., Senior Notes	3.750%	2/5/70	500,000	349,347
Union Pacific Corp., Senior Notes	3.799%	4/6/71	250,000	176,054
Total Ground Transportation				3,856,588
Industrial Conglomerates — 0.1%
Honeywell International Inc., Senior Notes	5.250%	3/1/54	880,000	854,540
Machinery — 0.2%
Esab Corp., Senior Notes	6.250%	4/15/29	760,000	765,507 (a)
Ingersoll Rand Inc., Senior Notes	5.700%	8/14/33	1,290,000	1,319,393
Total Machinery				2,084,900
Passenger Airlines — 2.7%
Air Canada Pass-Through Trust	4.125%	5/15/25	414,344	405,687 (a)
Air Canada Pass-Through Trust	4.750%	5/15/25	3,225,544	3,143,901 (a)
Air Canada Pass-Through Trust	3.750%	12/15/27	399,249	375,667 (a)
Alaska Airlines Inc. Pass-Through Trust	4.800%	8/15/27	678,475	666,203 (a)
American Airlines Group Inc. Pass-Through Trust	4.950%	2/15/25	1,678,495	1,661,234
American Airlines Group Inc. Pass-Through Trust	4.000%	7/15/25	110,531	108,144
American Airlines Group Inc. Pass-Through Trust	3.375%	5/1/27	120,984	114,371
American Airlines Group Inc. Pass-Through Trust	3.575%	1/15/28	430,814	407,656
American Airlines Inc., Senior Secured Notes	8.500%	5/15/29	850,000	883,653 (a)
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.750%	4/20/29	300,000	292,141 (a)
See Notes to Financial Statements.
Western Asset Corporate Bond Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Passenger Airlines — continued
British Airways Pass-Through Trust	3.350%	6/15/29	352,661	$329,859 (a)
Delta Air Lines Inc., Senior Notes	3.750%	10/28/29	790,000	728,740
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.500%	10/20/25	1,635,000	1,615,506 (a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	1,445,000	1,407,859 (a)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	2,754,000	2,761,686 (a)
United Airlines Inc., Senior Secured Notes	4.375%	4/15/26	2,170,000	2,098,753 (a)
United Airlines Inc. Pass-Through Trust	3.100%	10/7/28	1,526,150	1,373,517
United Airlines Pass-Through Trust	4.875%	1/15/26	1,013,040	998,675
United Airlines Pass-Through Trust	3.750%	9/3/26	331,489	320,191
United Airlines Pass-Through Trust	5.800%	1/15/36	3,710,000	3,780,133
US Airways Pass-Through Trust	4.625%	6/3/25	1,911,540	1,890,675
US Airways Pass-Through Trust	3.950%	11/15/25	1,922,209	1,878,494
Total Passenger Airlines				27,242,745
Trading Companies & Distributors — 0.2%
Aviation Capital Group LLC, Senior Notes	5.500%	12/15/24	1,710,000	1,705,741 (a)

Total Industrials				72,915,753
Information Technology — 3.6%
Electronic Equipment, Instruments & Components — 1.2%
EquipmentShare.com Inc., Secured Notes	8.625%	5/15/32	3,420,000	3,550,548 (a)
Jabil Inc., Senior Notes	5.450%	2/1/29	790,000	790,286
TD SYNNEX Corp., Senior Notes	1.250%	8/9/24	4,250,000	4,227,479
Vontier Corp., Senior Notes	1.800%	4/1/26	1,210,000	1,132,618
Vontier Corp., Senior Notes	2.400%	4/1/28	2,970,000	2,636,677
Total Electronic Equipment, Instruments & Components				12,337,608
IT Services — 0.3%
Kyndryl Holdings Inc., Senior Notes	3.150%	10/15/31	2,400,000	2,010,789
Kyndryl Holdings Inc., Senior Notes	4.100%	10/15/41	1,000,000	758,377
Total IT Services				2,769,166
Semiconductors & Semiconductor Equipment — 1.5%
Analog Devices Inc., Senior Notes	5.300%	4/1/54	1,070,000	1,045,350
Broadcom Inc., Senior Notes	4.150%	11/15/30	576,000	544,245
Broadcom Inc., Senior Notes	3.187%	11/15/36	1,521,000	1,204,252 (a)
Broadcom Inc., Senior Notes	4.926%	5/15/37	780,000	733,976 (a)
Foundry JV Holdco LLC, Senior Secured Notes	6.150%	1/25/32	2,230,000	2,275,197 (a)
Foundry JV Holdco LLC, Senior Secured Notes	6.250%	1/25/35	2,710,000	2,770,602 (a)
See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2024 Semi-Annual Report

 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Semiconductors & Semiconductor Equipment — continued
Intel Corp., Senior Notes	2.800%	8/12/41	660,000	$456,962
Intel Corp., Senior Notes	4.900%	8/5/52	940,000	829,144
Intel Corp., Senior Notes	3.200%	8/12/61	570,000	351,876
KLA Corp., Senior Notes	4.950%	7/15/52	210,000	195,285
Micron Technology Inc., Senior Notes	2.703%	4/15/32	1,310,000	1,085,204
Micron Technology Inc., Senior Notes	3.366%	11/1/41	80,000	58,578
QUALCOMM Inc., Senior Notes	4.500%	5/20/52	320,000	276,458
Texas Instruments Inc., Senior Notes	3.875%	3/15/39	1,160,000	1,013,076
TSMC Arizona Corp., Senior Notes	1.750%	10/25/26	330,000	305,466
TSMC Arizona Corp., Senior Notes	2.500%	10/25/31	860,000	728,275
TSMC Arizona Corp., Senior Notes	3.125%	10/25/41	960,000	744,488
TSMC Arizona Corp., Senior Notes	3.250%	10/25/51	850,000	630,081
Total Semiconductors & Semiconductor Equipment				15,248,515
Software — 0.5%
Oracle Corp., Senior Notes	4.000%	7/15/46	2,680,000	2,045,795
Oracle Corp., Senior Notes	6.900%	11/9/52	380,000	425,642
Oracle Corp., Senior Notes	5.550%	2/6/53	2,590,000	2,452,306
Total Software				4,923,743
Technology Hardware, Storage & Peripherals — 0.1%
Dell International LLC/EMC Corp., Senior Notes	8.100%	7/15/36	567,000	676,610

Total Information Technology				35,955,642
Materials — 3.1%
Chemicals — 0.6%
OCP SA, Senior Notes	3.750%	6/23/31	890,000	769,070 (a)
OCP SA, Senior Notes	6.750%	5/2/34	1,700,000	1,746,622 (a)
OCP SA, Senior Notes	5.125%	6/23/51	640,000	482,477 (a)
Sasol Financing USA LLC, Senior Notes	8.750%	5/3/29	2,180,000	2,219,190 (a)
Sociedad Quimica y Minera de Chile SA, Senior Notes	3.500%	9/10/51	1,860,000	1,259,348 (a)
Total Chemicals				6,476,707
Construction Materials — 0.3%
St. Marys Cement Inc. Canada, Senior Notes	5.750%	4/2/34	3,640,000	3,576,300 (a)
Containers & Packaging — 0.2%
Smurfit Kappa Treasury ULC, Senior Notes	5.200%	1/15/30	1,760,000	1,751,618 (a)
Metals & Mining — 2.0%
Anglo American Capital PLC, Senior Notes	4.500%	3/15/28	1,940,000	1,881,744 (a)
Anglo American Capital PLC, Senior Notes	5.750%	4/5/34	400,000	399,397 (a)
See Notes to Financial Statements.
Western Asset Corporate Bond Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Metals & Mining — continued
Barrick North America Finance LLC, Senior Notes	5.700%	5/30/41	380,000	$375,917
Barrick PD Australia Finance Pty Ltd., Senior Notes	5.950%	10/15/39	560,000	569,857
Freeport Minerals Corp., Senior Notes	9.500%	6/1/31	280,000	337,050
Freeport-McMoRan Inc., Senior Notes	5.400%	11/14/34	1,450,000	1,427,282
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	390,000	370,716
Fresnillo PLC, Senior Notes	4.250%	10/2/50	2,150,000	1,585,007 (a)
Glencore Funding LLC, Senior Notes	2.625%	9/23/31	1,810,000	1,486,213 (a)
Hudbay Minerals Inc., Senior Notes	4.500%	4/1/26	3,070,000	3,005,962 (a)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	450,000	420,493
Teck Resources Ltd., Senior Notes	3.900%	7/15/30	1,360,000	1,262,580
Teck Resources Ltd., Senior Notes	6.250%	7/15/41	860,000	862,645
Teck Resources Ltd., Senior Notes	5.400%	2/1/43	860,000	784,597
Volcan Cia Minera SAA, Senior Notes	4.375%	2/11/26	2,000,000	1,550,186 (a)
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	3,400,000	3,289,654
Yamana Gold Inc., Senior Notes	2.630%	8/15/31	220,000	183,277
Total Metals & Mining				19,792,577

Total Materials				31,597,202
Real Estate — 1.9%
Health Care REITs — 0.1%
Welltower OP LLC, Senior Notes	3.850%	6/15/32	760,000	684,857
Office REITs — 0.1%
Alexandria Real Estate Equities Inc., Senior Notes	2.000%	5/18/32	1,520,000	1,190,192
Alexandria Real Estate Equities Inc., Senior Notes	3.000%	5/18/51	370,000	223,085
Total Office REITs				1,413,277
Residential REITs — 0.1%
Invitation Homes Operating Partnership LP, Senior Notes	4.150%	4/15/32	770,000	702,924
Retail REITs — 1.6%
Kimco Realty OP LLC, Senior Notes	2.250%	12/1/31	2,088,000	1,676,566
WEA Finance LLC, Senior Notes	4.125%	9/20/28	110,000	102,636 (a)
See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2024 Semi-Annual Report

 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Retail REITs — continued
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	3.750%	9/17/24	13,650,000	$13,549,001 (a)
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	4.750%	9/17/44	1,220,000	933,757 (a)
Total Retail REITs				16,261,960

Total Real Estate				19,063,018
Utilities — 7.3%
Electric Utilities — 7.2%
Alabama Power Co., Senior Notes	5.850%	11/15/33	890,000	926,803
American Transmission Systems Inc., Senior Notes	2.650%	1/15/32	2,210,000	1,839,721 (a)
CenterPoint Energy Houston Electric LLC, Senior Secured Bonds	4.950%	4/1/33	410,000	399,440
CenterPoint Energy Houston Electric LLC, Senior Secured Bonds	4.500%	4/1/44	1,240,000	1,080,420
CenterPoint Energy Houston Electric LLC, Senior Secured Bonds	5.300%	4/1/53	120,000	115,175
Comision Federal de Electricidad, Senior Notes	3.348%	2/9/31	1,200,000	992,597 (a)
Comision Federal de Electricidad, Senior Notes	4.677%	2/9/51	530,000	366,246 (a)
Commonwealth Edison Co., First Mortgage Bonds	6.450%	1/15/38	840,000	910,247
Constellation Energy Generation LLC, Senior Notes	6.125%	1/15/34	720,000	750,746
Consumers Energy Co., First Mortgage Bonds	2.500%	5/1/60	152,000	85,663
Duke Energy Carolinas LLC, First Mortgage Bonds	4.950%	1/15/33	430,000	422,895
Duke Energy Carolinas LLC, Senior Notes	6.100%	6/1/37	1,260,000	1,299,964
Duke Energy Florida LLC, First Mortgage Bonds	5.875%	11/15/33	1,880,000	1,956,163
Duke Energy Indiana LLC, First Mortgage Bonds	3.250%	10/1/49	1,120,000	750,423
Duke Energy Indiana LLC, First Mortgage Bonds	5.400%	4/1/53	520,000	493,088
Duke Energy Ohio Inc., First Mortgage Bonds	2.125%	6/1/30	1,390,000	1,174,164
Duke Energy Ohio Inc., First Mortgage Bonds	5.250%	4/1/33	1,020,000	1,011,999
Duke Energy Progress LLC, First Mortgage Bonds	5.100%	3/15/34	460,000	456,562
See Notes to Financial Statements.
Western Asset Corporate Bond Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Electric Utilities — continued
Edison International, Junior Subordinated Notes (5.000% to 3/15/27 then 5 year Treasury Constant Maturity Rate + 3.901%)	5.000%	12/15/26	960,000	$915,554 (d)(e)
Edison International, Junior Subordinated Notes (5.375% to 3/15/26 then 5 year Treasury Constant Maturity Rate + 4.698%)	5.375%	3/15/26	5,320,000	5,195,775 (d)(e)
Enel Finance International NV, Senior Notes	6.800%	10/14/25	1,500,000	1,524,080 (a)
Evergy Kansas Central Inc., First Mortgage Bonds	5.900%	11/15/33	960,000	987,751
FirstEnergy Corp., Senior Notes	5.100%	7/15/47	360,000	310,140
FirstEnergy Pennsylvania Electric Co., Senior Notes	4.150%	4/15/25	510,000	502,087 (a)
FirstEnergy Pennsylvania Electric Co., Senior Notes	5.150%	3/30/26	570,000	566,459 (a)
FirstEnergy Pennsylvania Electric Co., Senior Notes	5.200%	4/1/28	1,520,000	1,519,235 (a)
Florida Power & Light Co., First Mortgage Bonds	3.150%	10/1/49	280,000	190,787
Georgia Power Co., Senior Notes	5.250%	3/15/34	2,620,000	2,612,792
Interstate Power and Light Co., Senior Notes	5.700%	10/15/33	550,000	557,417
Jersey Central Power & Light Co., Senior Notes	4.300%	1/15/26	370,000	363,600 (a)
Lamar Funding Ltd., Senior Notes	3.958%	5/7/25	2,920,000	2,859,246 (a)
Monongahela Power Co., First Mortgage Bonds	5.850%	2/15/34	2,750,000	2,801,679 (a)
NRG Energy Inc., Senior Secured Notes	2.450%	12/2/27	3,660,000	3,304,670 (a)
Ohio Edison Co., Senior Notes	5.500%	1/15/33	910,000	905,260 (a)
Ohio Edison Co., Senior Notes	6.875%	7/15/36	1,160,000	1,296,778
Oncor Electric Delivery Co. LLC, Senior Secured Notes	4.150%	6/1/32	330,000	307,731
Oncor Electric Delivery Co. LLC, Senior Secured Notes	5.650%	11/15/33	1,290,000	1,323,919
Oncor Electric Delivery Co. LLC, Senior Secured Notes	3.100%	9/15/49	590,000	392,925
Oncor Electric Delivery Co. LLC, Senior Secured Notes	5.550%	6/15/54	3,050,000	2,993,492 (a)
Pacific Gas and Electric Co., First Mortgage Bonds	2.100%	8/1/27	780,000	704,110
Pacific Gas and Electric Co., First Mortgage Bonds	3.300%	12/1/27	400,000	373,065
See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2024 Semi-Annual Report

 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Electric Utilities — continued
Pacific Gas and Electric Co., First Mortgage Bonds	2.500%	2/1/31	860,000	$709,347
Pacific Gas and Electric Co., First Mortgage Bonds	6.950%	3/15/34	2,350,000	2,532,423
Pacific Gas and Electric Co., First Mortgage Bonds	5.800%	5/15/34	1,420,000	1,411,659
Pacific Gas and Electric Co., First Mortgage Bonds	4.750%	2/15/44	390,000	319,557
Pacific Gas and Electric Co., First Mortgage Bonds	4.950%	7/1/50	320,000	264,638
Pacific Gas and Electric Co., First Mortgage Bonds	3.500%	8/1/50	1,000,000	653,516
Pacific Gas and Electric Co., First Mortgage Bonds	6.700%	4/1/53	1,580,000	1,646,208
PacifiCorp, First Mortgage Bonds	5.450%	2/15/34	3,870,000	3,824,481
PG&E Wildfire Recovery Funding LLC, Senior Secured Notes	5.081%	6/1/41	910,000	901,010
PG&E Wildfire Recovery Funding LLC, Senior Secured Notes	5.212%	12/1/47	300,000	290,544
PG&E Wildfire Recovery Funding LLC, Senior Secured Notes	5.099%	6/1/52	70,000	67,102
RWE Finance US LLC, Senior Notes	5.875%	4/16/34	3,890,000	3,896,139 (a)
SCE Recovery Funding LLC, Senior Secured Notes	4.697%	6/15/40	1,801,877	1,752,447
Southern California Edison Co., First Mortgage Bonds	2.250%	6/1/30	1,130,000	958,815
Southern California Edison Co., First Mortgage Bonds	2.500%	6/1/31	1,200,000	1,007,829
Southern California Edison Co., First Mortgage Bonds	4.000%	4/1/47	50,000	38,318
Southern California Edison Co., First Mortgage Bonds	4.125%	3/1/48	800,000	621,941
Southern California Edison Co., First Mortgage Bonds	3.650%	2/1/50	980,000	697,370
Southern California Edison Co., First Mortgage Bonds	5.750%	4/15/54	1,260,000	1,234,569
Vistra Operations Co. LLC, Senior Secured Notes	6.000%	4/15/34	1,830,000	1,835,609 (a)
Total Electric Utilities				72,204,390
See Notes to Financial Statements.
Western Asset Corporate Bond Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Independent Power and Renewable Electricity Producers — 0.0%††
Calpine Corp., Senior Secured Notes	4.500%	2/15/28	320,000	$304,294 (a)
TransAlta Corp., Senior Notes	6.500%	3/15/40	210,000	208,902
Total Independent Power and Renewable Electricity Producers				513,196
Multi-Utilities — 0.1%
CenterPoint Energy Resources Corp., Senior Notes	5.400%	7/1/34	470,000	465,564
San Diego Gas & Electric Co., First Mortgage Bonds	3.750%	6/1/47	700,000	523,835
Total Multi-Utilities				989,399

Total Utilities				73,706,985
Total Corporate Bonds & Notes (Cost — $886,945,423)				840,888,248
Sovereign Bonds — 4.1%
Argentina — 0.4%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	313,244	180,115
Argentine Republic Government International Bond, Senior Notes, Step bond (3.625% to 7/9/24 then 4.125%)	3.625%	7/9/35	2,354,802	992,047
Provincia de Buenos Aires, Senior Notes, Step bond (6.375% to 9/1/24 then 6.625%)	6.375%	9/1/37	5,987,187	2,484,683 (a)
Provincia de Buenos Aires, Senior Notes, Step bond (6.375% to 9/1/24 then 6.625%)	6.375%	9/1/37	206,157	85,555 (c)
Provincia de Cordoba, Senior Notes	6.875%	12/10/25	402,083	372,932 (a)
Total Argentina				4,115,332
Benin — 0.1%
Benin Government International Bond, Senior Notes	7.960%	2/13/38	1,110,000	1,034,254 (a)
Bermuda — 0.1%
Bermuda Government International Bond, Senior Notes	2.375%	8/20/30	1,100,000	929,280 (a)
Brazil — 0.3%
Brazilian Government International Bond, Senior Notes	6.125%	3/15/34	2,770,000	2,666,994
Colombia — 0.1%
Colombia Government International Bond, Senior Notes	5.625%	2/26/44	620,000	476,767
See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2024 Semi-Annual Report

 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Israel — 0.9%
Israel Government International Bond, Senior Notes	2.750%	7/3/30	800,000	$676,197
Israel Government International Bond, Senior Notes	5.500%	3/12/34	9,090,000	8,671,769
Total Israel				9,347,966
Ivory Coast — 0.2%
Ivory Coast Government International Bond, Senior Notes	7.625%	1/30/33	2,480,000	2,413,071 (a)
Jordan — 0.5%
Jordan Government International Bond, Senior Notes	4.950%	7/7/25	5,120,000	4,991,712 (a)
Mexico — 1.0%
Mexican Bonos, Senior Notes	8.500%	11/18/38	101,170,000 MXN	4,904,878
Mexico Government International Bond, Senior Notes	6.000%	5/7/36	3,850,000	3,757,918
Mexico Government International Bond, Senior Notes	4.350%	1/15/47	1,200,000	897,710
Total Mexico				9,560,506
Nigeria — 0.1%
Nigeria Government International Bond, Senior Notes	7.143%	2/23/30	1,690,000	1,471,166 (a)
Panama — 0.1%
Panama Government International Bond, Senior Notes	2.252%	9/29/32	1,010,000	727,999
Peru — 0.0%††
Peruvian Government International Bond, Senior Notes	2.783%	1/23/31	440,000	378,864
Saudi Arabia — 0.1%
Saudi Government International Bond, Senior Notes	5.750%	1/16/54	1,200,000	1,172,400 (a)
Supranational — 0.2%
Africa Finance Corp., Senior Notes	3.125%	6/16/25	606,000	587,621 (c)
African Export-Import Bank, Senior Notes	2.634%	5/17/26	1,010,000	947,865 (a)
Total Supranational				1,535,486

Total Sovereign Bonds (Cost — $43,847,946)				40,821,797
Asset-Backed Securities — 3.8%
AMMC CLO Ltd., 2020-23A BR2 (3 mo. Term SOFR + 2.050%)	7.375%	4/17/35	1,070,000	1,070,015 (a)(e)
Apidos CLO, 2013-12A BRR (3 mo. Term SOFR + 1.450%)	6.775%	4/15/31	1,470,000	1,470,000 (a)(b)(e)
See Notes to Financial Statements.
Western Asset Corporate Bond Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Asset-Backed Securities — continued
Apidos CLO, 2017-26A A2R (3 mo. Term SOFR + 1.762%)	7.089%	7/18/29	530,000	$530,998 (a)(e)
Ballyrock CLO Ltd., 2018-1A A2 (3 mo. Term SOFR + 1.862%)	7.186%	4/20/31	1,160,000	1,163,048 (a)(e)
Bristol Park CLO Ltd., 2016-1A BR (3 mo. Term SOFR + 1.712%)	7.040%	4/15/29	1,200,000	1,202,097 (a)(e)
Carlyle Global Market Strategies CLO Ltd., 2015-5A A2R3 (3 mo. Term SOFR + 1.650%)	6.975%	1/20/32	1,240,000	1,240,000 (a)(e)
CARLYLE US CLO Ltd., 2018-4A A2 (3 mo. Term SOFR + 2.062%)	7.386%	1/20/31	600,000	600,992 (a)(e)
CarMax Auto Owner Trust, 2024-1 D	6.000%	7/15/30	570,000	569,573
CIFC Funding Ltd., 2017-2A BR (3 mo. Term SOFR + 1.762%)	7.086%	4/20/30	1,320,000	1,322,383 (a)(e)
Dryden Senior Loan Fund, 2015-41A BR (3 mo. Term SOFR + 1.562%)	6.890%	4/15/31	2,710,000	2,711,951 (a)(e)
Galaxy CLO Ltd., 2018-26A BR (3 mo. Term SOFR + 2.600%)	7.927%	11/22/31	1,230,000	1,229,945 (a)(e)
Goodgreen, 2022-1A A	3.840%	10/15/56	374,693	323,050 (a)
Harbor Park CLO Ltd., 2018-1A B1R (3 mo. Term SOFR + 1.700%)	7.030%	1/20/31	1,010,000	1,011,827 (a)(e)
Hilton Grand Vacations Trust, 2023-1A C	6.940%	1/25/38	445,312	453,750 (a)
J.G. Wentworth LLC, 2017-2A B	5.090%	9/17/74	613,538	549,129 (a)
J.G. Wentworth LLC, 2018-2A B	4.700%	10/15/77	246,230	219,540 (a)
Lunar Structured Aircraft Portfolio Notes, 2021-1 A	2.636%	10/15/46	1,679,633	1,503,868 (a)
Madison Park Funding Ltd., 2016-24A BR2 (3 mo. Term SOFR + 1.550%)	6.879%	10/20/29	1,610,000	1,614,073 (a)(e)
Magnetite Ltd., 2021-29A B (3 mo. Term SOFR + 1.662%)	6.990%	1/15/34	2,500,000	2,506,495 (a)(e)
MVW LLC, 2021-1WA C	1.940%	1/22/41	932,315	865,229 (a)
Navient Private Education Refi Loan Trust, 2020-DA A	1.690%	5/15/69	191,880	176,317 (a)
Neuberger Berman CLO Ltd., 2018-30A BR (3 mo. Term SOFR + 1.662%)	6.986%	1/20/31	1,530,000	1,532,494 (a)(e)
OZLM Funding Ltd., 2012-2A A2RA (3 mo. Term SOFR + 1.800%)	7.130%	7/30/31	1,790,000	1,793,714 (a)(e)
PFS Financing Corp., 2024-A A (30 Day Average SOFR + 0.850%)	6.183%	1/15/28	1,920,000	1,926,292 (a)(e)
PFS Financing Corp., 2024-A B (30 Day Average SOFR + 1.300%)	6.633%	1/15/28	570,000	571,748 (a)(e)
See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2024 Semi-Annual Report

 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Asset-Backed Securities — continued
Regatta Funding Ltd., 2018-4A A2R (3 mo. Term SOFR + 1.550%)	6.873%	10/25/31	1,160,000	$1,160,309 (a)(e)
Renew, 2023-1A A	5.900%	11/20/58	2,485,779	2,418,515 (a)
Renew, 2024-1A A	6.208%	11/20/59	4,449,646	4,372,241 (a)
SoFi Professional Loan Program Trust, 2020-A A2FX	2.540%	5/15/46	744,205	697,558 (a)
SoFi Professional Loan Program Trust, 2021-A AFX	1.030%	8/17/43	477,013	409,453 (a)
Verdelite Static CLO Ltd., 2024-1A B (3 mo. Term SOFR + 1.650%)	6.975%	7/20/32	1,280,000	1,280,000 (a)(b)(e)

Total Asset-Backed Securities (Cost — $38,343,214)				38,496,604
Collateralized Mortgage Obligations(i) — 2.1%
BRAVO Residential Funding Trust, 2023-NQM5 A1	6.505%	6/25/63	771,263	775,200 (a)
BRAVO Residential Funding Trust, 2023-NQM5 A3	7.012%	6/25/63	1,106,595	1,109,599 (a)
CRSO Trust, 2023-BRND A	7.121%	7/10/40	1,326,393	1,375,212 (a)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA6 B1 (30 Day Average SOFR + 3.400%)	8.735%	10/25/41	1,950,000	2,022,292 (a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA7 M2 (30 Day Average SOFR + 1.800%)	7.135%	11/25/41	190,000	192,124 (a)(e)
Federal National Mortgage Association (FNMA) — CAS, 2014-C03 1M2 (30 Day Average SOFR + 3.114%)	8.450%	7/25/24	991,360	993,065 (e)
Federal National Mortgage Association (FNMA) — CAS, 2021-R03 1M1 (30 Day Average SOFR + 0.850%)	6.185%	12/25/41	760,175	760,059 (a)(e)
Federal National Mortgage Association (FNMA) — CAS, 2023-R08 1M1 (30 Day Average SOFR + 1.500%)	6.835%	10/25/43	1,604,518	1,615,412 (a)(e)
Federal National Mortgage Association (FNMA) — CAS, 2023-R08 1M2 (30 Day Average SOFR + 2.500%)	7.835%	10/25/43	2,160,000	2,230,370 (a)(e)
FS Commercial Mortgage Trust, 2023-4SZN B	7.795%	11/10/39	1,190,000	1,234,660 (a)(e)
Greystone CRE Notes, 2024-HC3 D (1 mo. Term SOFR + 5.333%)	10.661%	3/15/41	1,270,000	1,264,641 (a)(e)
GS Mortgage Securities Corp., 2023-SHIP A	4.466%	9/10/38	660,000	643,039 (a)(e)
See Notes to Financial Statements.
Western Asset Corporate Bond Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(i) — continued
GS Mortgage Securities Corp., 2023-SHIP B	5.101%	9/10/38	1,000,000	$975,171 (a)(e)
MIC Trust, 2023-MIC A	8.732%	12/5/38	2,080,000	2,238,233 (a)(e)
OBX Trust, 2023-NQM7 A1	6.844%	4/25/63	2,146,811	2,175,790 (a)
PRKCM Trust, 2024-AFC1 A2	6.636%	3/25/59	1,908,686	1,915,211 (a)

Total Collateralized Mortgage Obligations (Cost — $21,228,664)				21,520,078
U.S. Government & Agency Obligations — 2.0%
U.S. Government Obligations — 2.0%
U.S. Treasury Bonds	4.625%	5/15/44	1,150,000	1,148,023 (b)
U.S. Treasury Bonds	4.250%	2/15/54	1,770,000	1,685,787 (j)
U.S. Treasury Notes	4.875%	5/31/26	6,740,000	6,754,217
U.S. Treasury Notes	4.500%	5/31/29	5,720,000	5,759,772
U.S. Treasury Notes	4.375%	5/15/34	5,135,000	5,137,006

Total U.S. Government & Agency Obligations (Cost — $20,557,596)				20,484,805
Senior Loans — 1.3%
Consumer Discretionary — 0.2%
Hotels, Restaurants & Leisure — 0.2%
Caesars Entertainment Inc., Incremental Term Loan B1 (3 mo. Term SOFR + 2.750%)	8.097%	2/6/31	1,815,450	1,819,135 (e)(k)(l)

Financials — 0.3%
Insurance — 0.3%
Truist Insurance Holdings LLC, Initial Term Loan (3 mo. Term SOFR + 3.250%)	8.585%	5/6/31	2,950,000	2,960,001 (e)(k)(l)

Industrials — 0.1%
Passenger Airlines — 0.1%
Delta Air Lines Inc., Initial Term Loan (3 mo. Term SOFR + 3.750%)	9.075%	10/20/27	515,131	528,212 (e)(k)(l)

Materials — 0.2%
Paper & Forest Products — 0.2%
Asplundh Tree Expert LLC, 2021 Refinancing Term Loan (1 mo. Term SOFR + 1.850%)	7.194%	9/7/27	2,072,082	2,075,967 (e)(k)(l)
Schweitzer-Mauduit International Inc., Term Loan B (1 mo. Term SOFR + 3.864%)	9.208%	4/20/28	185,981	185,749 (e)(k)(l)

Total Materials				2,261,716
Utilities — 0.5%
Electric Utilities — 0.2%
NRG Energy Inc., Term Loan (1 mo. Term SOFR + 2.000%)	7.344%	3/27/31	1,965,075	1,967,777 (e)(k)(l)
See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2024 Semi-Annual Report

 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Independent Power and Renewable Electricity Producers — 0.3%
Vistra Zero Operating Co. LLC, Initial Term Loan (1 mo. Term SOFR + 2.750%)	8.094%	4/30/31	3,261,825	$3,280,988 (e)(k)(l)

Total Utilities				5,248,765
Total Senior Loans (Cost — $12,732,009)				12,817,829
Municipal Bonds — 0.8%
California — 0.3%
California State, GO, Build America Bonds	7.300%	10/1/39	600,000	687,386
Regents of the University of California, CA, Medical Center Pooled Revenue:
Series N	3.006%	5/15/50	1,520,000	1,022,909
Taxable Bonds, Series Q	4.132%	5/15/32	1,350,000	1,284,859
Total California				2,995,154
Florida — 0.0%††
Sumter Landing, FL, Community Development District Recreational Revenue, Taxable Community Development District	4.172%	10/1/47	290,000	254,838
New York — 0.1%
Port Authority of New York & New Jersey Revenue, Taxable Consolidated	4.960%	8/1/46	770,000	739,318
Ohio — 0.1%
American Municipal Power-Ohio Inc., Revenue, OH, Build America Bonds	7.499%	2/15/50	470,000	561,286
Texas — 0.3%
Texas State Natural Gas Securitization Finance Corp., Customer Rate Relief Bonds, Series 2023	5.102%	4/1/35	3,007,124	3,005,642

Total Municipal Bonds (Cost — $8,157,512)				7,556,238
Mortgage-Backed Securities — 0.6%
FNMA — 0.6%
Federal National Mortgage Association (FNMA) (Cost — $5,906,016)	5.500%	7/1/54	6,000,000	5,918,203 (m)
			Shares
Preferred Stocks — 0.2%
Financials — 0.1%
Banks — 0.1%
KeyCorp, Non Voting Shares (6.200% to 12/15/27 then 5 year Treasury Constant Maturity Rate + 3.132%)	6.200%		46,549	1,025,940 (e)
See Notes to Financial Statements.
Western Asset Corporate Bond Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Shares	Value
Insurance — 0.0%††
Delphi Financial Group Inc. (3 mo. Term SOFR + 3.452%)	8.774%	15,675	$378,159 (e)

Total Financials			1,404,099
Utilities — 0.1%
Electric Utilities — 0.1%
SCE Trust VIII, Non Voting Shares	6.950%	26,275	676,319

Total Preferred Stocks (Cost — $2,212,318)			2,080,418
Total Investments before Short-Term Investments (Cost — $1,039,930,698)			990,584,220

Short-Term Investments — 0.9%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $9,228,576)	5.254%	9,228,576	9,228,576 (n)(o)
Total Investments — 99.5% (Cost — $1,049,159,274)			999,812,796
Other Assets in Excess of Liabilities — 0.5%			4,825,130
Total Net Assets — 100.0%			$1,004,637,926

See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2024 Semi-Annual Report

 Western Asset Corporate Bond Fund
†	Face amount denominated in U.S. dollars, unless otherwise noted.
††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Securities traded on a when-issued or delayed delivery basis.
(c)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the
United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(d)	Security has no maturity date. The date shown represents the next call date.
(e)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(f)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(g)	Security is valued using significant unobservable inputs (Note 1).
(h)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.
(i)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(j)	All or a portion of this security is held at the broker as collateral for OTC derivatives.
(k)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(l)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(m)	This security is traded on a to-be-announced (“TBA”) basis. At June 30, 2024, the Fund held TBA securities with a total cost of $5,906,016.
(n)	Rate shown is one-day yield as of the end of the reporting period.
(o)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At June 30, 2024, the total market value of investments in Affiliated
Companies was $9,228,576 and the cost was $9,228,576 (Note 8).

See Notes to Financial Statements.
Western Asset Corporate Bond Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Corporate Bond Fund
Abbreviation(s) used in this schedule:
CAS	—	Connecticut Avenue Securities
CLO	—	Collateralized Loan Obligation
EUR	—	Euro
GBP	—	British Pound
GO	—	General Obligation
GTD	—	Guaranteed
ICE	—	Intercontinental Exchange
JSC	—	Joint Stock Company
MXN	—	Mexican Peso
PIK	—	Payment-In-Kind
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
USD	—	United States Dollar
At June 30, 2024, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 5-Year Notes	2,231	9/24	$236,526,451	$237,775,808	$1,249,357
U.S. Treasury Long-Term Bonds	342	9/24	40,012,655	40,462,875	450,220
U.S. Treasury Ultra Long- Term Bonds	533	9/24	66,137,865	66,808,219	670,354
					2,369,931
Contracts to Sell:
Euro-Bund	16	9/24	2,239,721	2,255,335	(15,614)
U.S. Treasury 2-Year Notes	88	9/24	17,945,450	17,971,250	(25,800)
U.S. Treasury 10-Year Notes	175	9/24	19,130,654	19,247,267	(116,613)
U.S. Treasury Ultra 10-Year Notes	536	9/24	60,425,310	60,852,750	(427,440)
United Kingdom Long Gilt Bonds	29	9/24	3,552,197	3,576,809	(24,612)
					(610,079)
Net unrealized appreciation on open futures contracts					$1,759,852
See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2024 Semi-Annual Report

 Western Asset Corporate Bond Fund
At June 30, 2024, the Fund had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,852,292	EUR	1,733,368	Bank of America N.A.	7/19/24	$(5,941)
JPY	1,188,985,486	USD	7,952,895	BNP Paribas SA	7/19/24	(538,547)
USD	5,871,855	GBP	4,680,566	Citibank N.A.	7/19/24	(45,601)
MXN	85,186,000	USD	5,125,974	JPMorgan Chase & Co.	7/19/24	(485,014)
USD	1,308,444	JPY	208,225,000	JPMorgan Chase & Co.	7/19/24	9,982
USD	2,655,582	MXN	48,045,000	JPMorgan Chase & Co.	7/19/24	38,075
BRL	22,953,674	USD	4,492,968	Morgan Stanley & Co. Inc.	7/19/24	(397,157)
USD	3,703,423	JPY	576,410,000	Morgan Stanley & Co. Inc.	7/19/24	109,011
Net unrealized depreciation on open forward foreign currency contracts						$(1,315,192)

Abbreviation(s) used in this table:
BRL	—	Brazilian Real
EUR	—	Euro
GBP	—	British Pound
JPY	—	Japanese Yen
MXN	—	Mexican Peso
USD	—	United States Dollar
At June 30, 2024, the Fund had the following open swap contracts:
OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — SELL PROTECTION[1]
Swap Counterparty (Reference Entity)	Notional Amount[2]	Termination Date	Implied Credit Spread at June 30, 2024[3]	Periodic Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
Morgan Stanley & Co. Inc. (Volkswagen International Finance NV, 5.374%, due 11/16/24)[4]	4,500,000EUR	12/20/24	0.350%	1.000% quarterly	$15,005	$4,782	$10,223

See Notes to Financial Statements.
Western Asset Corporate Bond Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Corporate Bond Fund
OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — BUY PROTECTION[5]
Swap Counterparty (Reference Entity)	Notional Amount[2]	Termination Date	Implied Credit Spread at June 30, 2024[3]	Periodic Payments Made by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
Morgan Stanley & Co. Inc. (Mercedes- Benz Group AG, 1.000%, due 11/15/27)	4,500,000EUR	12/20/24	0.162%	1.000% quarterly	$(19,357)	$(9,123)	$(10,234)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Implied Credit Spread at June 30, 2024[3]	Periodic Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
Calpine Corp., 5.125%, due 3/15/28	$5,000,000	6/20/29	1.801%	5.000% quarterly	$684,048	$669,848	$14,200

[1]
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii)
pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]
Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]	Variable rate security. Interest rate disclosed is as of the most recent information available.
[5]
If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii)
receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

†	Percentage shown is an annual percentage rate.

See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2024 Semi-Annual Report

 Western Asset Corporate Bond Fund
Abbreviation(s) used in this table:
EUR	—	Euro
See Notes to Financial Statements.
Western Asset Corporate Bond Fund 2024 Semi-Annual Report

Statement of Assets and Liabilities (unaudited)
June 30, 2024

Assets:
Investments in unaffiliated securities, at value (Cost — $1,039,930,698)	$990,584,220
Investments in affiliated securities, at value (Cost — $9,228,576)	9,228,576
Foreign currency, at value (Cost — $4,007,131)	4,000,991
Cash	1,038,326
Interest receivable	12,220,529
Deposits with brokers for open futures contracts	6,075,986
Deposits with brokers for centrally cleared swap contracts	4,445,000
Receivable for securities sold	1,513,834
Receivable for Fund shares sold	576,213
Foreign currency collateral for open futures contracts, at value (Cost — $277,807)	296,369
Deposits with brokers for OTC derivatives	260,000
Unrealized appreciation on forward foreign currency contracts	157,068
Dividends receivable from affiliated investments	56,634
OTC swaps, at value (premiums paid — $4,782)	15,005
Receivable for open OTC swap contracts	1,473
Receivable from brokers — net variation margin on centrally cleared swap contracts	132
Other assets	1,226
Prepaid expenses	28,750
Total Assets	1,030,500,332
Liabilities:
Payable for securities purchased	20,529,851
Payable for Fund shares repurchased	1,771,028
Unrealized depreciation on forward foreign currency contracts	1,472,260
Payable to brokers — net variation margin on open futures contracts	1,137,652
Investment management fee payable	336,512
Distributions payable	273,964
Service and/or distribution fees payable	62,794
OTC swaps, at value (premiums received — $9,123)	19,357
Trustees’ fees payable	5,327
Payable for open OTC swap contracts	1,473
Accrued expenses	252,188
Total Liabilities	25,862,406
Total Net Assets	$1,004,637,926
Net Assets:
Par value (Note 7)	$957
Paid-in capital in excess of par value	1,266,175,611
Total distributable earnings (loss)	(261,538,642)
Total Net Assets	$1,004,637,926
See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2024 Semi-Annual Report

Net Assets:
Class A	$254,477,329
Class C	$8,627,615
Class C1	$237,493
Class I	$733,918,379
Class P	$7,377,110
Shares Outstanding:
Class A	24,247,294
Class C	822,194
Class C1	22,790
Class I	69,943,278
Class P	703,691
Net Asset Value:
Class A (and redemption price)	$10.50
Class C*	$10.49
Class C1*	$10.42
Class I (and redemption price)	$10.49
Class P (and redemption price)	$10.48
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 3.75%)	$10.91

*	Redemption price per share is NAV of Class C and Class C1 shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).
See Notes to Financial Statements.
Western Asset Corporate Bond Fund 2024 Semi-Annual Report

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2024

Investment Income:
Interest	$27,828,040
Dividends from affiliated investments	153,285
Dividends from unaffiliated investments	54,356
Total Investment Income	28,035,681
Expenses:
Investment management fee (Note 2)	2,259,098
Transfer agent fees (Notes 2 and 5)	608,098
Service and/or distribution fees (Notes 2 and 5)	383,497
Registration fees	55,071
Fund accounting fees	40,081
Shareholder reports	24,147
Audit and tax fees	21,245
Legal fees	15,863
Trustees’ fees	11,973
Commitment fees (Note 9)	4,556
Insurance	3,920
Custody fees	781
Miscellaneous expenses	7,184
Total Expenses	3,435,514
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(185,776)
Net Expenses	3,249,738
Net Investment Income	24,785,943
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	(11,134,195)
Futures contracts	143,374
Swap contracts	(1,590,897)
Forward foreign currency contracts	450,596
Foreign currency transactions	64,584
Net Realized Loss	(12,066,538)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	(2,729,640)
Futures contracts	(10,651,029)
Swap contracts	1,122,309
Forward foreign currency contracts	(2,388,263)
Foreign currencies	(144,223)
Change in Net Unrealized Appreciation (Depreciation)	(14,790,846)
Net Loss on Investments, Futures Contracts, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	(26,857,384)
Decrease in Net Assets From Operations	$(2,071,441)
See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2024 Semi-Annual Report

Statements of Changes in Net Assets

For the Six Months Ended June 30, 2024 (unaudited) and the Year Ended December 31, 2023	2024	2023
Operations:
Net investment income	$24,785,943	$49,634,107
Net realized loss	(12,066,538)	(102,632,908)
Change in net unrealized appreciation (depreciation)	(14,790,846)	132,223,692
Increase (Decrease) in Net Assets From Operations	(2,071,441)	79,224,891
Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(25,503,337)	(52,184,941)
Decrease in Net Assets From Distributions to Shareholders	(25,503,337)	(52,184,941)
Fund Share Transactions (Note 7):
Net proceeds from sale of shares	122,925,630	302,997,979
Reinvestment of distributions	23,795,487	48,601,823
Cost of shares repurchased	(145,263,624)	(602,819,373)
Increase (Decrease) in Net Assets From Fund Share Transactions	1,457,493	(251,219,571)
Decrease in Net Assets	(26,117,285)	(224,179,621)
Net Assets:
Beginning of period	1,030,755,211	1,254,934,832
End of period	$1,004,637,926	$1,030,755,211
See Notes to Financial Statements.
Western Asset Corporate Bond Fund 2024 Semi-Annual Report

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class A Shares[1]	2024[2]	2023	2022	2021	2020	2019
Net asset value, beginning of period	$10.78	$10.52	$13.11	$13.67	$12.90	$11.72
Income (loss) from operations:
Net investment income	0.25	0.47	0.35	0.32	0.38	0.43
Net realized and unrealized gain (loss)	(0.27)	0.28	(2.55)	(0.43)	0.98	1.24
Total income (loss) from operations	(0.02)	0.75	(2.20)	(0.11)	1.36	1.67
Less distributions from:
Net investment income	(0.26)	(0.49)	(0.38)	(0.35)	(0.43)	(0.46)
Net realized gains	—	—	(0.01)	(0.10)	(0.16)	(0.03)
Total distributions	(0.26)	(0.49)	(0.39)	(0.45)	(0.59)	(0.49)
Net asset value, end of period	$10.50	$10.78	$10.52	$13.11	$13.67	$12.90
Total return[3]	(0.21)%	7.41%	(16.86)%	(0.72)%	10.80%	14.40%
Net assets, end of period (millions)	$254	$263	$253	$329	$328	$271
Ratios to average net assets:
Gross expenses	0.88%[4]	0.88%	0.89%	0.87%	0.91%	0.93%
Net expenses[5,6]	0.88 [4]	0.88	0.89	0.87	0.90	0.93
Net investment income	4.70 [4]	4.47	3.11	2.40	2.92	3.40
Portfolio turnover rate	51%[7]	77%	79%	63%	98%	84%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended June 30, 2024 (unaudited).
[3]
Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Class A shares did not exceed 0.95%. This expense limitation arrangement cannot be terminated prior to
December 31, 2025 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the
Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.
[7]	Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 50%.
See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2024 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class C Shares[1]	2024[2]	2023	2022	2021	2020	2019
Net asset value, beginning of period	$10.78	$10.52	$13.11	$13.66	$12.90	$11.72
Income (loss) from operations:
Net investment income	0.21	0.40	0.27	0.23	0.29	0.34
Net realized and unrealized gain (loss)	(0.28)	0.28	(2.54)	(0.42)	0.97	1.24
Total income (loss) from operations	(0.07)	0.68	(2.27)	(0.19)	1.26	1.58
Less distributions from:
Net investment income	(0.22)	(0.42)	(0.31)	(0.26)	(0.34)	(0.37)
Net realized gains	—	—	(0.01)	(0.10)	(0.16)	(0.03)
Total distributions	(0.22)	(0.42)	(0.32)	(0.36)	(0.50)	(0.40)
Net asset value, end of period	$10.49	$10.78	$10.52	$13.11	$13.66	$12.90
Total return[3]	(0.63)%	6.70%	(17.42)%	(1.41)%	10.06%	13.65%
Net assets, end of period (000s)	$8,628	$9,376	$10,346	$14,032	$14,328	$9,622
Ratios to average net assets:
Gross expenses	1.55%[4]	1.55%	1.56%	1.56%	1.57%	1.59%
Net expenses[5,6]	1.55 [4]	1.55	1.56	1.56	1.57	1.59
Net investment income	4.03 [4]	3.78	2.42	1.72	2.24	2.74
Portfolio turnover rate	51%[7]	77%	79%	63%	98%	84%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended June 30, 2024 (unaudited).
[3]
Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Class C shares did not exceed 1.70%. This expense limitation arrangement cannot be terminated prior to
December 31, 2025 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the
Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.
[7]	Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 50%.
See Notes to Financial Statements.
Western Asset Corporate Bond Fund 2024 Semi-Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class C1 Shares[1]	2024[2]	2023	2022	2021	2020	2019
Net asset value, beginning of period	$10.71	$10.45	$13.03	$13.58	$12.82	$11.65
Income (loss) from operations:
Net investment income	0.22	0.41	0.29	0.25	0.32	0.38
Net realized and unrealized gain (loss)	(0.28)	0.29	(2.53)	(0.42)	0.97	1.23
Total income (loss) from operations	(0.06)	0.70	(2.24)	(0.17)	1.29	1.61
Less distributions from:
Net investment income	(0.23)	(0.44)	(0.33)	(0.28)	(0.37)	(0.41)
Net realized gains	—	—	(0.01)	(0.10)	(0.16)	(0.03)
Total distributions	(0.23)	(0.44)	(0.34)	(0.38)	(0.53)	(0.44)
Net asset value, end of period	$10.42	$10.71	$10.45	$13.03	$13.58	$12.82
Total return[3]	(0.57)%	6.84%	(17.21)%	(1.20)%	10.24%	13.98%
Net assets, end of period (000s)	$237	$233	$236	$324	$979	$1,514
Ratios to average net assets:
Gross expenses	1.56%[4]	1.54%	1.84%	1.61%	1.48%	1.37%
Net expenses[5,6]	1.40 [4]	1.40	1.40	1.40	1.40	1.37
Net investment income	4.19 [4]	3.95	2.62	1.93	2.46	3.07
Portfolio turnover rate	51%[7]	77%	79%	63%	98%	84%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended June 30, 2024 (unaudited).
[3]
Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Class C1 shares did not exceed 1.40%. This expense limitation arrangement cannot be terminated prior to
December 31, 2025 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the
Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.
[7]	Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 50%.
See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2024 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2024[2]	2023	2022	2021	2020	2019
Net asset value, beginning of period	$10.78	$10.52	$13.11	$13.67	$12.90	$11.72
Income (loss) from operations:
Net investment income	0.26	0.50	0.39	0.36	0.43	0.46
Net realized and unrealized gain (loss)	(0.28)	0.29	(2.55)	(0.42)	0.98	1.25
Total income (loss) from operations	(0.02)	0.79	(2.16)	(0.06)	1.41	1.71
Less distributions from:
Net investment income	(0.27)	(0.53)	(0.42)	(0.40)	(0.48)	(0.50)
Net realized gains	—	—	(0.01)	(0.10)	(0.16)	(0.03)
Total distributions	(0.27)	(0.53)	(0.43)	(0.50)	(0.64)	(0.53)
Net asset value, end of period	$10.49	$10.78	$10.52	$13.11	$13.67	$12.90
Total return[3]	(0.14)%	7.76%	(16.57)%	(0.40)%	11.19%	14.68%
Net assets, end of period (millions)	$734	$749	$982	$1,118	$706	$467
Ratios to average net assets:
Gross expenses	0.60%[4]	0.59%	0.60%	0.59%	0.61%	0.62%
Net expenses[5,6]	0.55 [4]	0.55	0.55	0.55	0.55	0.60
Net investment income	5.04 [4]	4.77	3.48	2.69	3.27	3.69
Portfolio turnover rate	51%[7]	77%	79%	63%	98%	84%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended June 30, 2024 (unaudited).
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]
As a result of an expense limitation arrangement, effective November 13, 2019, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.55%. This expense limitation arrangement cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. From March 31, 2017 through November 12,
2019, the expense limitation was 0.65%.

[6]	Reflects fee waivers and/or expense reimbursements.
[7]	Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 50%.
See Notes to Financial Statements.
Western Asset Corporate Bond Fund 2024 Semi-Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class P Shares[1]	2024[2]	2023	2022	2021	2020	2019
Net asset value, beginning of period	$10.77	$10.51	$13.09	$13.65	$12.89	$11.71
Income (loss) from operations:
Net investment income	0.24	0.44	0.33	0.29	0.37	0.41
Net realized and unrealized gain (loss)	(0.29)	0.29	(2.54)	(0.42)	0.96	1.24
Total income (loss) from operations	(0.05)	0.73	(2.21)	(0.13)	1.33	1.65
Less distributions from:
Net investment income	(0.24)	(0.47)	(0.36)	(0.33)	(0.41)	(0.44)
Net realized gains	—	—	(0.01)	(0.10)	(0.16)	(0.03)
Total distributions	(0.24)	(0.47)	(0.37)	(0.43)	(0.57)	(0.47)
Net asset value, end of period	$10.48	$10.77	$10.51	$13.09	$13.65	$12.89
Total return[3]	(0.41)%	7.18%	(16.98)%	(1.01)%	10.63%	14.22%
Net assets, end of period (000s)	$7,377	$8,614	$9,836	$13,586	$16,119	$43,964
Ratios to average net assets:
Gross expenses	1.10%[4]	1.10%	1.09%	1.09%	1.08%	1.10%
Net expenses[5,6]	1.10 [4]	1.10	1.09	1.09	1.08	1.10
Net investment income	4.48 [4]	4.23	2.90	2.19	2.85	3.24
Portfolio turnover rate	51%[7]	77%	79%	63%	98%	84%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended June 30, 2024 (unaudited).
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Class P shares did not exceed 1.20%. This expense limitation arrangement cannot be terminated prior to
December 31, 2025 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the
Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.
[7]	Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 50%.
See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2024 Semi-Annual Report

Notes to Financial Statements (unaudited)
1. Organization and significant accounting policies
Western Asset Corporate Bond Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.
Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee
Western Asset Corporate Bond Fund 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
(the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Western Asset Corporate Bond Fund 2024 Semi-Annual Report

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes:
Financials	—	$231,750,395	$683,700	$232,434,095
Other Corporate Bonds & Notes	—	608,454,153	—	608,454,153
Sovereign Bonds	—	40,821,797	—	40,821,797
Asset-Backed Securities	—	38,496,604	—	38,496,604
Collateralized Mortgage Obligations	—	21,520,078	—	21,520,078
U.S. Government & Agency Obligations	—	20,484,805	—	20,484,805
Senior Loans	—	12,817,829	—	12,817,829
Municipal Bonds	—	7,556,238	—	7,556,238
Mortgage-Backed Securities	—	5,918,203	—	5,918,203
Preferred Stocks:
Financials	$1,025,940	378,159	—	1,404,099
Utilities	676,319	—	—	676,319
Total Long-Term Investments	1,702,259	988,198,261	683,700	990,584,220
Short-Term Investments†	9,228,576	—	—	9,228,576
Total Investments	$10,930,835	$988,198,261	$683,700	$999,812,796
Other Financial Instruments:
Futures Contracts††	$2,369,931	—	—	$2,369,931
Forward Foreign Currency Contracts††	—	$157,068	—	157,068
OTC Credit Default Swaps on Corporate Issues — Sell Protection‡	—	15,005	—	15,005
Centrally Cleared Credit Default Swaps on Corporate Issues — Sell Protection††	—	14,200	—	14,200
Total Other Financial Instruments	$2,369,931	$186,273	—	$2,556,204
Total	$13,300,766	$988,384,534	$683,700	$1,002,369,000
Western Asset Corporate Bond Fund 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$610,079	—	—	$610,079
Forward Foreign Currency Contracts††	—	$1,472,260	—	1,472,260
OTC Credit Default Swaps on Corporate Issues — Buy Protection‡	—	19,357	—	19,357
Total	$610,079	$1,491,617	—	$2,101,696

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
‡	Value includes any premium paid or received with respect to swap contracts.
(b) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.
Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(c) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge against, or manage exposure to, foreign issuers or markets. The Fund may also enter into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the

Western Asset Corporate Bond Fund 2024 Semi-Annual Report

difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.
Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.
Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.
(d) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.
In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Fund is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.
Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a net receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.
OTC Swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.
Western Asset Corporate Bond Fund 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of June 30, 2024, the total notional value of all credit default swaps to sell protection was EUR 4,500,000 and $5,000,000. These amounts would be offset by the value of the swap’s reference entity, upfront premiums received on the swap and any amounts received from the settlement of a credit default swap where the Fund bought protection for the same referenced security/entity.
For average notional amounts of swaps held during the six months ended June 30, 2024, see Note 4.
Credit default swaps
The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a CDS agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.
Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of CDS agreements on corporate or sovereign issues are disclosed in the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For CDS agreements on asset-backed securities and credit indices, the quoted market prices

Western Asset Corporate Bond Fund 2024 Semi-Annual Report

and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.
The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. CDS are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.
Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.
(e) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of offset against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.
The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower.
(f) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.
Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.
(g) Securities traded on a to-be-announced basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in
Western Asset Corporate Bond Fund 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.
(h) Mortgage dollar rolls. The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously entering into contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date.
The Fund executes its mortgage dollar rolls entirely in the TBA market, whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date. The Fund accounts for mortgage dollar rolls as purchases and sales.
The risk of entering into mortgage dollar rolls is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the mortgage dollar roll may be restricted pending a determination by the counterparty, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.
(i) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Western Asset Corporate Bond Fund 2024 Semi-Annual Report

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(j) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.
Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.
(k) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(l) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions.
Western Asset Corporate Bond Fund 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.
With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.
The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.
Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.
Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.
As of June 30, 2024, the Fund held forward foreign currency contracts and OTC credit default swaps with credit related contingent features which had a liability position of $1,491,617. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties. As of June 30, 2024, the Fund had posted with its counterparties cash and/or securities as

Western Asset Corporate Bond Fund 2024 Semi-Annual Report

collateral to cover the net liability of these derivatives amounting to $343,357 which could be used to reduce the required payment.
(m) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(n) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(o) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.
(p) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.
(q) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2023, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
Western Asset Corporate Bond Fund 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
(r) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) is the Fund’s investment manager and Western Asset Management Company, LLC (“Western Asset”) is the Fund’s subadviser. FTFA and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).
Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.45% of the Fund’s average daily net assets.
FTFA provides administrative and certain oversight services to the Fund. FTFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, FTFA pays Western Asset a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Fund.
As a result of expense limitation arrangements between the Fund and FTFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class C1, Class I and Class P shares did not exceed 0.95%, 1.70%, 1.40%, 0.55% and 1.20%, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.
During the six months ended June 30, 2024, fees waived and/or expenses reimbursed amounted to $185,776, which included an affiliated money market fund waiver of $2,959.
FTFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which FTFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will FTFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

Western Asset Corporate Bond Fund 2024 Semi-Annual Report

Pursuant to these arrangements, at June 30, 2024, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by FTFA and respective dates of expiration as follows:

	Class C1	Class I
Expires December 31, 2024	$1,067	$511,131
Expires December 31, 2025	346	317,325
Expires December 31, 2026	184	182,633
Total fee waivers/expense reimbursements subject to recapture	$1,597	$1,011,089
For the six months ended June 30, 2024, FTFA did not recapture any fees.
Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Each class of shares of the Fund pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Investor Services charges account-based fees based on the number of individual shareholder accounts, as well as a fixed percentage fee based on the total account-based fees charged. In addition, each class reimburses Investor Services for out of pocket expenses incurred. For the six months ended June 30, 2024, the Fund incurred transfer agent fees as reported on the Statement of Operations, of which $8,104 was earned by Investor Services.
There is a maximum initial sales charge of 3.75% for Class A shares. Class C and Class C1 shares have a 1.00% CDSC, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.
For the six months ended June 30, 2024, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

Class A
Sales charges	$5,206
CDSCs	1,695
All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.
Western Asset Corporate Bond Fund 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
3. Investments
During the six months ended June 30, 2024, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$370,163,690	$154,053,519
Sales	345,985,788	153,063,169
At June 30, 2024, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost/Premiums Paid (Received)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$1,049,159,274	$10,646,018	$(59,992,496)	$(49,346,478)
Futures contracts	—	2,369,931	(610,079)	1,759,852
Forward foreign currency contracts	—	157,068	(1,472,260)	(1,315,192)
Swap contracts	665,507	24,423	(10,234)	14,189
4. Derivative instruments and hedging activities
Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at June 30, 2024.

ASSET DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Futures contracts[2]	$2,369,931	—	—	$2,369,931
Forward foreign currency contracts	—	$157,068	—	157,068
OTC swap contracts[3]	—	—	$15,005	15,005
Centrally cleared swap contracts[4]	—	—	14,200	14,200
Total	$2,369,931	$157,068	$29,205	$2,556,204

LIABILITY DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Futures contracts[2]	$610,079	—	—	$610,079
Forward foreign currency contracts	—	$1,472,260	—	1,472,260
OTC swap contracts[3]	—	—	$19,357	19,357
Total	$610,079	$1,472,260	$19,357	$2,101,696

Western Asset Corporate Bond Fund 2024 Semi-Annual Report

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
[2]
Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of
Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of
Assets and Liabilities.

[3]	Values include premiums paid (received) on swap contracts which are shown separately in the Statement of Assets and Liabilities.
[4]
Includes cumulative unrealized appreciation (depreciation) of centrally cleared swap contracts as reported in the
Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the
Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended June 30, 2024. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Futures contracts	$143,374	—	—	$143,374
Swap contracts	—	—	$(1,590,897)	(1,590,897)
Forward foreign currency contracts	—	$450,596	—	450,596
Total	$143,374	$450,596	$(1,590,897)	$(996,927)

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Futures contracts	$(10,651,029)	—	—	$(10,651,029)
Swap contracts	—	—	$1,122,309	1,122,309
Forward foreign currency contracts	—	$(2,388,263)	—	(2,388,263)
Total	$(10,651,029)	$(2,388,263)	$1,122,309	$(11,916,983)
During the six months ended June 30, 2024, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to buy)	$341,236,454
Futures contracts (to sell)	98,233,102
Forward foreign currency contracts (to buy)	22,296,870
Forward foreign currency contracts (to sell)	13,129,266
Western Asset Corporate Bond Fund 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
Average Notional Balance
Credit default swap contracts (buy protection)	$21,510,322
Credit default swap contracts (sell protection)	6,293,393
The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of June 30, 2024.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)[2,3]	Net Amount[4,5]
Bank of America N.A.	—	$(5,941)	$(5,941)	—	$(5,941)
BNP Paribas SA	—	(538,547)	(538,547)	—	(538,547)
Citibank N.A.	—	(45,601)	(45,601)	—	(45,601)
JPMorgan Chase & Co.	$48,057	(485,014)	(436,957)	—	(436,957)
Morgan Stanley & Co. Inc.	124,016	(416,514)	(292,498)	$343,357	50,859
Total	$172,073	$(1,491,617)	$(1,319,544)	$343,357	$(976,187)

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
[2]	Gross amounts are not offset in the Statement of Assets and Liabilities.
[3]	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.
[4]	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
[5]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.
5. Class specific expenses, waivers and/or expense reimbursements
The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C, Class C1 and Class P shares calculated at the annual rate of 0.25%, 1.00%, 0.70% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.
For the six months ended June 30, 2024, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$317,522	$186,361
Class C	45,248	2,812
Class C1	811	430
Class I	—	414,023
Class P	19,916	4,472
Total	$383,497	$608,098

Western Asset Corporate Bond Fund 2024 Semi-Annual Report

For the six months ended June 30, 2024, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$751
Class C	26
Class C1	185
Class I	184,791
Class P	23
Total	$185,776
6. Distributions to shareholders by class

	Six Months Ended June 30, 2024	Year Ended December 31, 2023
Net Investment Income:
Class A	$6,152,512	$11,856,633
Class C	189,209	382,002
Class C1	5,030	10,209
Class I	18,972,632	39,528,196
Class P	183,954	407,901
Total	$25,503,337	$52,184,941
7. Shares of beneficial interest
At June 30, 2024, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.
Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2024		Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Class A
Shares sold	1,652,914	$17,439,103	3,418,135	$35,775,152
Shares issued on reinvestment	566,185	5,964,810	1,095,402	11,471,173
Shares repurchased	(2,382,791)	(25,155,905)	(4,130,902)	(43,268,767)
Net increase (decrease)	(163,692)	$(1,751,992)	382,635	$3,977,558
Class C
Shares sold	32,649	$344,415	130,025	$1,364,239
Shares issued on reinvestment	15,876	167,170	32,210	337,480
Shares repurchased	(95,917)	(1,012,790)	(276,375)	(2,883,872)
Net decrease	(47,392)	$(501,205)	(114,140)	$(1,182,153)
Western Asset Corporate Bond Fund 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
	Six Months Ended June 30, 2024		Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Class C1
Shares sold	849	$8,889	1,785	$18,575
Shares issued on reinvestment	481	5,030	975	10,142
Shares repurchased	(267)	(2,746)	(3,573)	(35,277)
Net increase (decrease)	1,063	$11,173	(813)	$(6,560)
Class I
Shares sold	9,942,146	$104,867,715	25,185,776	$265,498,715
Shares issued on reinvestment	1,660,453	17,482,658	3,467,177	36,390,927
Shares repurchased	(11,156,423)	(117,641,507)	(52,508,967)	(554,474,961)
Net increase (decrease)	446,176	$4,708,866	(23,856,014)	$(252,585,319)
Class P
Shares sold	24,967	$265,508	32,312	$341,298
Shares issued on reinvestment	16,705	175,819	37,449	392,101
Shares repurchased	(137,608)	(1,450,676)	(206,329)	(2,156,496)
Net decrease	(95,936)	$(1,009,349)	(136,568)	$(1,423,097)
8. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the six months ended June 30, 2024. The following transactions were effected in such company for the six months ended June 30, 2024.

	Affiliate Value at December 31, 2023	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$28,530,796	$102,051,281	102,051,281	$121,353,501	121,353,501

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2024
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$153,285	—	$9,228,576

Western Asset Corporate Bond Fund 2024 Semi-Annual Report

9. Redemption facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 31, 2025.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the six months ended June 30, 2024.
10. Deferred capital losses
As of December 31, 2023, the Fund had deferred capital losses of $173,165,157, which have no expiration date, that will be available to offset future taxable capital gains.
Western Asset Corporate Bond Fund 2024 Semi-Annual Report

Changes in and Disagreements with AccountantsFor the period covered by this report
Not applicable.
Results of Meeting(s) of ShareholdersFor the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and OthersFor the period covered by this report
Refer to the financial statements included herein.

Western Asset Corporate Bond Fund

Board Approval of Management and
Subadvisory Agreements (unaudited)
The Executive and Contracts Committee of the Board of Trustees (the “Executive and Contracts Committee”) considered the Management Agreement between the Trust and Franklin Templeton Fund Adviser, LLC (“FTFA”) (formerly known as Legg Mason Partners Fund Advisor, LLC) with respect to the Fund and the subadvisory agreement between FTFA and Western Asset Management Company, LLC (“Western Asset” or the “Subadviser”, and together with FTFA, the “Advisers”) with respect to the Fund (collectively, the “Agreements”) at a meeting held on April 30, 2024. At an in-person meeting held on May 16, 2024, the Executive and Contracts Committee reported to the full Board of Trustees their considerations and recommendation with respect to the Agreements, and the Board of Trustees, including a majority of the Independent Trustees, considered and approved renewal of the Agreements.
In arriving at their decision to approve the renewal of the Agreements, the Trustees met with representatives of the Advisers, including relevant investment advisory personnel; considered a variety of information prepared by the Advisers, materials provided by Broadridge and advice and materials provided by counsel to the Independent Trustees; reviewed performance and expense information for peer groups of comparable funds selected by Broadridge (the “Performance Universe”) and certain other comparable products available from Western Asset or affiliates of Western Asset, including separate accounts managed by Western Asset; and requested and reviewed additional information as necessary. These reviews were in addition to information obtained by the Trustees at their regular quarterly meetings (and various committee meetings) with respect to the Fund’s performance and other relevant matters and related discussions with the Advisers’ personnel. The information received and considered by the Board both in conjunction with the May meeting and at prior meetings was both written and oral. With respect to the Broadridge materials, the Board was provided with a description of the methodology used to determine the similarity of the Fund with the funds included in the Performance Universe. It was noted that while the Board found the Broadridge data generally useful they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time.
As part of their review, the Trustees examined FTFA’s ability to provide high quality oversight and administrative and shareholder support services to the Fund and the Subadviser’s ability to provide high quality investment management services to the Fund. The Trustees considered the experience of FTFA’s personnel in providing the types of services that FTFA is responsible for providing to the Fund; the ability of FTFA to attract and retain capable personnel; and the capability and integrity of FTFA’s senior management and staff. The Trustees also considered the investment philosophy and research and decision-making processes of the Subadviser; the experience of their key advisory personnel responsible for management of the Fund; the ability of the Subadviser to attract and retain
Western Asset Corporate Bond Fund

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
capable research and advisory personnel; the risks to the Advisers associated with sponsoring the Fund (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as FTFA’s and the Subadviser’s risk management processes; the capability and integrity of the Advisers’ senior management and staff; and the level of skill required to manage the Fund. In addition, the Trustees reviewed the quality of the Advisers’ services with respect to regulatory compliance and compliance with the investment policies of the Fund, and conditions that might affect the Advisers’ ability to provide high quality services to the Fund in the future, including their business reputations, financial conditions and operational stabilities. Based on the foregoing, the Trustees concluded that the Subadviser’s investment process, research capabilities and philosophy were well suited to the Fund given its investment objectives and policies, and that the Advisers would be able to meet any reasonably foreseeable obligations under the Agreements.
The Board reviewed the qualifications, backgrounds and responsibilities of FTFA’s and Western Asset’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of FTFA and its affiliates, the financial resources of Franklin Resources, Inc., the parent organization of the Advisers. The Board recognized the importance of having a fund manager with significant resources.
In reviewing the quality of the services provided to the Fund, the Trustees also reviewed comparisons of the performance of the Fund to the performance of certain comparable funds and to its investment benchmark over the 1-, 3-, 5-, and 10-year periods ended December 31, 2023. The information comparing the Fund’s performance to that of its Performance Universe, consisting of all funds (including the Fund) classified as retail and institutional BBB-rated corporate debt funds by Broadridge, showed, among other data, that the Fund’s performance for the 5- and 10-year periods ended December 31, 2023 was above the median and that its performance for the 1- and 3-year periods ended December 31, 2023 was below the median. The Board noted that the Fund’s performance exceeded the performance of its benchmark index for the 10-year period ended December 31, 2023, slightly exceeded the performance of its benchmark index for the 5-year period ended December 31, 2023 and trailed the performance of its benchmark index for the 1- and 3-year periods ended December 31, 2023. The Board considered the factors involved in the Fund’s performance relative to the performance of its investment benchmark and Performance Universe.
The Trustees also considered the management fee payable by the Fund to FTFA, total expenses payable by the Fund and the fee that FTFA pays to the Subadviser. They reviewed information concerning management fees paid to investment advisers of similarly managed funds as well as fees paid by Western Asset’s other clients, including separate accounts managed by Western Asset. The Trustees also noted that the Fund does not pay any

Western Asset Corporate Bond Fund

management fees directly to the Subadviser because FTFA pays the Subadviser for services provided to the Fund out of the management fee FTFA receives from the Fund. The information comparing the Fund’s Contractual and Actual Management Fees as well as its actual total expense ratio to its peer group, consisting of a group of institutional BBB-rated corporate debt funds (including the Fund) chosen by Broadridge to be comparable to the Fund, showed that the Fund’s Contractual Management Fee was below the median and that the Fund’s Actual Management Fee was above the median. The Board noted that the Fund’s actual total expense ratio was slightly above the median. The Board also considered that the current limitation on the Fund’s expenses is expected to continue through December 2025.
The Trustees further evaluated the benefits of the advisory relationship to the Advisers, including, among others, the profitability of the relationship to the Advisers; the direct and indirect benefits that the Advisers may receive from their relationships with the Fund, including the “fallout benefits,” such as reputational value derived from serving as investment adviser to the Fund; and the affiliation between the Advisers and certain other service providers for the Fund. In that connection, the Board considered that the ancillary benefits that the Advisers receive were reasonable. The Trustees noted that Western Asset does not have soft dollar arrangements.
Finally, the Trustees considered, in light of the profitability information provided by the Advisers, the extent to which economies of scale would be realized by the Advisers as the assets of the Fund grow. The Board noted that the Fund’s Contractual Management Fee was below the median and that the Fund’s Actual Management Fee was above the median of the peer group. The Board also noted the size of the Fund.
In their deliberations with respect to these matters, the Independent Trustees were advised by their independent counsel, who is independent, within the meaning of the Securities and Exchange Commission rules regarding the independence of counsel, of the Advisers. The Independent Trustees weighed the foregoing matters in light of the advice given to them by their independent counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Trustees, including the Independent Trustees, did not identify any single matter as all-important or controlling, and each Trustee may have attributed different weight to the various factors in evaluating the Agreements. The foregoing summary does not detail all the matters considered. The Trustees judged the terms and conditions of the Agreements, including the investment advisory fees, in light of all of the surrounding circumstances.
Based upon their review, the Trustees, including all of the Independent Trustees, determined, in the exercise of their business judgment, that they were satisfied with the quality of investment advisory services being provided by the Advisers; that the fees to be paid to the Advisers under the Agreements were fair and reasonable given the scope and
Western Asset Corporate Bond Fund

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
quality of the services rendered by the Advisers; and that approval of the Agreements was in the best interest of the Fund and its shareholders.

Western Asset Corporate Bond Fund

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Western Asset
Corporate Bond Fund
Trustees
Robert Abeles, Jr.
Jane F. Dasher
Anita L. DeFrantz
Susan B. Kerley
Michael Larson
Ronald L. Olson
Avedick B. Poladian
William E.B. Siart
Chairman
Jaynie M. Studenmund
Peter J. Taylor
Jane Trust
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadviser
Western Asset Management Company, LLC
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
Franklin Templeton Investor
Services, LLC
3344 Quality Drive
Rancho Cordova, CA 95670-7313
Independent registered
public accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
Western Asset Corporate Bond Fund
The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland statutory trust.
Western Asset Corporate Bond Fund
Legg Mason Funds
620 Eighth Avenue, 47th Floor
New York, NY 10018
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of Western Asset Corporate Bond Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.
Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2024 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Franklin Templeton Funds Privacy and Security Notice

Your Privacy Is Our Priority
Franklin Templeton* is committed to safeguarding your personal information. This notice is designed to provide you with a summary of the non-public personal information Franklin Templeton may collect and maintain about current or former individual investors; our policy regarding the use of that information; and the measures we take to safeguard the information. We do not sell individual investors’ non-public personal information to anyone and only share it as described in this notice.
Information We Collect
When you invest with us, you provide us with your non-public personal information. We collect and use this information to service your accounts and respond to your requests. The non-public personal information we may collect falls into the following categories:
•
Information we receive from you or your financial intermediary on applications or other forms, whether we receive the form in writing or electronically. For example, this information may include your name, address, tax identification number, birth date, investment selection, beneficiary information, and your personal bank account information and/or email address if you have provided that information.
•
Information about your transactions and account history with us, or with other companies that are part of Franklin Templeton, including transactions you request on our website or in our app. This category also includes your communications to us concerning your investments.
•
Information we receive from third parties (for example, to update your address if you move, obtain or verify your email address or obtain additional information to verify your identity).
•
Information collected from you online, such as your IP address or device ID and data gathered from your browsing activity and location. (For example, we may use cookies to collect device and browser information so our website recognizes your online preferences and device information.) Our website contains more information about cookies and similar technologies and ways you may limit them.
•
Other general information that we may obtain about you such as demographic information.
Disclosure Policy
To better service your accounts and process transactions or services you requested, we may share non-public personal information with other Franklin Templeton companies. From time to time we may also send you information about products/services offered by other Franklin Templeton companies although we will not share your non-public personal information with these companies without first offering you the opportunity to prevent that sharing.
We will only share non-public personal information with outside parties in the limited circumstances permitted by law. For example, this includes situations where we need to share information with companies who work on our behalf to service or maintain your account or
NOT PART OF THE SEMI-ANNUAL REPORT

Franklin Templeton Funds Privacy and Security Notice
(cont’d)
process transactions you requested, when the disclosure is to companies assisting us with our own marketing efforts, when the disclosure is to a party representing you, or when required by law (for example, in response to legal process). Additionally, we will ensure that any outside companies working on our behalf, or with whom we have joint marketing agreements, are under contractual obligations to protect the confidentiality of your information, and to use it only to provide the services we asked them to perform.
Confidentiality and Security
Our employees are required to follow procedures with respect to maintaining the confidentiality of our investors’ non-public personal information. Additionally, we maintain physical, electronic and procedural safeguards to protect the information. This includes performing ongoing evaluations of our systems containing investor information and making changes when appropriate.
At all times, you may view our current privacy notice on our website at
https://www.franklintempleton.com/help/privacy-policy or contact us for a copy at (800) 632-2301.
*For purposes of this privacy notice Franklin Templeton shall refer to the following entities:
Fiduciary Trust International of the South (FTIOS), as custodian for individual retirement plans
Franklin Advisers, Inc.
Franklin Distributors, LLC, including as program manager of the Franklin Templeton 529 College Savings Plan and the NJBEST 529 College Savings Plan
Franklin Mutual Advisers, LLC
Franklin, Templeton and Mutual Series Funds
Franklin Templeton Institutional, LLC
Franklin Templeton Investments Corp., Canada
Franklin Templeton Investments Management, Limited UK
Legg Mason Funds
Templeton Asset Management, Limited
Templeton Global Advisors, Limited
Templeton Investment Counsel, LLC
If you are a customer of other Franklin Templeton affiliates and you receive notices from them, you will need to read those notices separately.
NOT PART OF THE SEMI-ANNUAL REPORT

90005-SFSOI 8/24
© 2024 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.
Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 20, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 20, 2024

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	August 20, 2024